UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington , D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o BlackRock Fund Advisors
400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	January 31, 2024

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2024
2024 Semi-Annual Report
(Unaudited)
iShares Trust
iShares ESG Aware Aggressive Allocation ETF | EAOA | Cboe BZX
iShares ESG Aware Conservative Allocation ETF | EAOK | Cboe BZX
iShares ESG Aware Growth Allocation ETF | EAOR | Cboe BZX
iShares ESG Aware Moderate Allocation ETF | EAOM | Cboe BZX

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S.
Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities
(MSCI Europe, Australasia,
Far East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.18 9.28
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2024
2024
iShares Semi-Annual Report to Shareholders
4
iShares
®
ESG Aware Aggressive Allocation ETF
Investment Objective
The iShares ESG Aware Aggressive Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent an aggressive risk profile, as represented by the BlackRock ESG
Aware Aggressive Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.20% 10.71% 8.74% 10.71% 35.68%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.38 10.89 8.78 10.89 35.86
BlackRock ESG Aware Aggressive Allocation Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.21 10.73 8.80 10.73 35.85
S&P Target Risk Aggressive Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.54 11.12 9.39 11.12 38.54
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,032.00 $ 0.10 $ 1,000.00 $ 1,025.04 $ 0.10 0.02%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Equity ................................. 54.8%
International Equity ............................... 26.1
Domestic Fixed Income ............................ 19.1
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware MSCI USA ETF ..................... 49.9%
iShares ESG Aware U.S. Aggregate Bond ETF .............. 19.1
iShares ESG Aware MSCI EAFE ETF .................... 18.6
iShares ESG Aware MSCI EM ETF ...................... 7.5
iShares ESG Aware MSCI USA Small-Cap ETF ............. 4.9
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2024
5
Fund Summary
iShares
®
ESG Aware Conservative Allocation ETF
Investment Objective
The iShares ESG Aware Conservative Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a conservative risk profile, as represented by the BlackRock ESG
Aware Conservative Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.08% 5.12% 1.68% 5.12% 6.26%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.10 5.19 1.69 5.19 6.29
BlackRock ESG Aware Conservative Allocation Index . . . . . . . . . . . . . . . . . . . . . . . . . . 3.09 5.15 1.73 5.15 6.45
S&P Target Risk Conservative Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.85 6.44 2.55 6.44 9.57
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,030.80 $ 0.31 $ 1,000.00 $ 1,024.83 $ 0.31 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Fixed Income ............................ 68.8%
Domestic Equity ................................. 21.2
International Equity ............................... 10.0
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware U.S. Aggregate Bond ETF .............. 68.8%
iShares ESG Aware MSCI USA ETF ..................... 19.2
iShares ESG Aware MSCI EAFE ETF .................... 7.2
iShares ESG Aware MSCI EM ETF ...................... 2.9
iShares ESG Aware MSCI USA Small-Cap ETF ............. 1.9
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2024
2024
iShares Semi-Annual Report to Shareholders
6
iShares
®
ESG Aware Growth Allocation ETF
Investment Objective
The iShares ESG Aware Growth Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a growth risk profile, as represented by the BlackRock ESG Aware
Growth Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.14% 8.45% 5.92% 8.45% 23.32%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.25 8.66 5.95 8.66 23.44
BlackRock ESG Aware Growth Allocation Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.15 8.47 5.98 8.47 23.51
S&P Target Risk Growth Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.65 9.23 6.66 9.23 26.38
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,031.40 $ 0.20 $ 1,000.00 $ 1,024.94 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Equity ................................. 41.5%
Domestic Fixed Income ............................ 38.7
International Equity ............................... 19.8
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware U.S. Aggregate Bond ETF .............. 38.7%
iShares ESG Aware MSCI USA ETF ..................... 37.8
iShares ESG Aware MSCI EAFE ETF .................... 14.1
iShares ESG Aware MSCI EM ETF ...................... 5.7
iShares ESG Aware MSCI USA Small-Cap ETF ............. 3.7
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2024
7
Fund Summary
iShares
®
ESG Aware Moderate Allocation ETF
Investment Objective
The iShares ESG Aware Moderate Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a moderate risk profile, as represented by the BlackRock ESG Aware
Moderate Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.09% 6.22% 3.10% 6.22% 11.77%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.17 6.32 3.12 6.32 11.85
BlackRock ESG Aware Moderate Allocation Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.10 6.25 3.15 6.25 11.94
S&P Target Risk Moderate Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.78 7.37 3.92 7.37 14.99
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,030.90 $ 0.26 $ 1,000.00 $ 1,024.89 $ 0.25 0.05%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Fixed Income ............................ 58.7%
Domestic Equity ................................. 28.0
International Equity ............................... 13.3
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware U.S. Aggregate Bond ETF .............. 58.7%
iShares ESG Aware MSCI USA ETF ..................... 25.5
iShares ESG Aware MSCI EAFE ETF .................... 9.5
iShares ESG Aware MSCI EM ETF ...................... 3.8
iShares ESG Aware MSCI USA Small-Cap ETF ............. 2.5
(a)
Excludes money market funds.

About Fund Performance
2024
iShares Semi-Annual Report to Shareholders
8
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
ESG Aware Aggressive Allocation ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 54.8%
(a)
iShares ESG Aware MSCI USA ETF ....... 120,282 $ 12,785,977
iShares ESG Aware MSCI USA Small-Cap ETF 34,214 1,258,733
14,044,710
Domestic Fixed Income — 19.1%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 102,951 4,902,527
International Equity — 26.1%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 63,262 4,760,465
iShares ESG Aware MSCI EM ETF
(b)
....... 62,948 1,916,137
6,676,602
Total Long-Term Investments — 100 .0%
(Cost: $ 25,001,719 ) ............................... 25,623,839
Security Shares Value
Short-Term Securities
Money Market Funds — 2 .8%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(d)
................... 711,473 $ 711,900
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% .................... 13,828 13,828
Total Short-Term Securities — 2 .8%
(Cost: $ 725,728 ) ................................. 725,728
Total Investments — 102 .8%
(Cost: $ 25,727,447 ) ............................... 26,349,567
Liabilities in Excess of Other Assets — (2.8) % ............. (711,188)
Net Assets — 100.0% ............................... $ 25,638,379
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 712,428
(a)
$ — $ (528) $ — $ 711,900 711,473 $ 2,045
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 37,051 — (23,223)
(a)
— — 13,828 13,828 1,204 —
iShares ESG Aware MSCI
EAFE ETF ........... 4,794,882 17,766 (75,770) (13,986) 37,573 4,760,465 63,262 58,105 —
iShares ESG Aware MSCI EM
ETF ................ 2,124,818 7,616 (14,918) (786) (200,593) 1,916,137 62,948 39,079 —
iShares ESG Aware MSCI USA
ETF ................ 12,226,753 45,601 (131,196) (15,435) 660,254 12,785,977 120,282 88,943 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 1,305,484 4,735 (27,193) (6,760) (17,533) 1,258,733 34,214 9,361 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 4,647,269 201,716 (17,481) (1,071) 72,094 4,902,527 102,951 83,573 —
$ (38,566) $ 551,795 $ 26,349,567 $ 282,310 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
ESG Aware Aggressive Allocation ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 25,623,839 $ — $ — $ 25,623,839
Short-Term Securities
Money Market Funds ...................................... 725,728 — — 725,728
$ 26,349,567 $ — $ — $ 26,349,567

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
ESG Aware Conservative Allocation ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 21.1%
(a)
iShares ESG Aware MSCI USA ETF ....... 13,468 $ 1,431,648
iShares ESG Aware MSCI USA Small-Cap ETF 3,831 140,943
1,572,591
Domestic Fixed Income — 68.8%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 107,590 5,123,436
International Equity — 10.0%
(a)(b)
iShares ESG Aware MSCI EAFE ETF ...... 7,084 533,071
iShares ESG Aware MSCI EM ETF ........ 7,048 214,541
747,612
Total Long-Term Investments — 99 .9%
(Cost: $ 8,397,001 ) ................................ 7,443,639
Security Shares Value
Short-Term Securities
Money Market Funds — 5 .0%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(d)
................... 366,287 $ 366,507
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% .................... 5,945 5,945
Total Short-Term Securities — 5 .0%
(Cost: $ 372,452 ) ................................. 372,452
Total Investments — 104 .9%
(Cost: $ 8,769,453 ) ................................ 7,816,091
Liabilities in Excess of Other Assets — (4.9) % ............. (366,098)
Net Assets — 100.0% ............................... $ 7,449,993
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 366,554
(a)
$ — $ (47) $ — $ 366,507 366,287 $ 241
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,602 — (14,657)
(a)
— — 5,945 5,945 420 —
iShares ESG Aware MSCI
EAFE ETF ........... 549,860 1,457 (19,548) (3,795) 5,097 533,071 7,084 6,507 —
iShares ESG Aware MSCI EM
ETF ................ 243,678 604 (6,467) (2,046) (21,228) 214,541 7,048 4,375 —
iShares ESG Aware MSCI USA
ETF ................ 1,402,155 3,676 (43,383) (6,051) 75,251 1,431,648 13,468 10,090 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 149,704 372 (5,859) (1,652) (1,622) 140,943 3,831 1,061 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 4,974,128 94,465 (13,078) (801) 68,722 5,123,436 107,590 88,302 —
$ (14,392) $ 126,220 $ 7,816,091 $ 110,996 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
ESG Aware Conservative Allocation ETF
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 7,443,639 $ — $ — $ 7,443,639
Short-Term Securities
Money Market Funds ...................................... 372,452 — — 372,452
$ 7,816,091 $ — $ — $ 7,816,091

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
ESG Aware Growth Allocation ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 41.5%
(a)
iShares ESG Aware MSCI USA ETF ....... 61,934 $ 6,583,584
iShares ESG Aware MSCI USA Small-Cap ETF 17,618 648,166
7,231,750
Domestic Fixed Income — 38.6%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 141,361 6,731,611
International Equity — 19.8%
(a)
iShares ESG Aware MSCI EAFE ETF
(b)
..... 32,574 2,451,194
iShares ESG Aware MSCI EM ETF ........ 32,413 986,652
3,437,846
Total Long-Term Investments — 99 .9%
(Cost: $ 17,173,085 ) ............................... 17,401,207
Security Shares Value
Short-Term Securities
Money Market Funds — 2 .8%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(d)
................... 470,011 $ 470,293
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% .................... 17,325 17,325
Total Short-Term Securities — 2 .8%
(Cost: $ 487,618 ) ................................. 487,618
Total Investments — 102 .7%
(Cost: $ 17,660,703 ) ............................... 17,888,825
Liabilities in Excess of Other Assets — (2.7) % ............. (470,286)
Net Assets — 100.0% ............................... $ 17,418,539
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 470,590
(a)
$ — $ (297) $ — $ 470,293 470,011 $ 1,775
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 33,818 — (16,493)
(a)
— — 17,325 17,325 835 —
iShares ESG Aware MSCI
EAFE ETF ........... 2,492,499 413,141 (468,535) 46,112 (32,023) 2,451,194 32,574 32,489 —
iShares ESG Aware MSCI EM
ETF ................ 1,104,518 177,356 (192,178) (3,363) (99,681) 986,652 32,413 21,851 —
iShares ESG Aware MSCI USA
ETF ................ 6,355,794 1,089,399 (1,202,428) 155,933 184,886 6,583,584 61,934 47,881 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 678,639 109,853 (128,118) 3,255 (15,463) 648,166 17,618 5,058 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 6,442,028 1,330,184 (1,146,678) 24,172 81,905 6,731,611 141,361 117,037 —
$ 225,812 $ 119,624 $ 17,888,825 $ 226,926 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
ESG Aware Growth Allocation ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 17,401,207 $ — $ — $ 17,401,207
Short-Term Securities
Money Market Funds ...................................... 487,618 — — 487,618
$ 17,888,825 $ — $ — $ 17,888,825

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
ESG Aware Moderate Allocation ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 28.0%
(a)
iShares ESG Aware MSCI USA ETF ....... 12,570 $ 1,336,191
iShares ESG Aware MSCI USA Small-Cap ETF 3,575 131,524
1,467,715
Domestic Fixed Income — 58.6%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 64,552 3,073,966
International Equity — 13.3%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,611 497,478
iShares ESG Aware MSCI EM ETF ........ 6,578 200,234
697,712
Total Long-Term Investments — 99 .9%
(Cost: $ 5,759,807 ) ................................ 5,239,393
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32%
(a) (b)
.................. 5,156 $ 5,156
Total Short-Term Securities — 0 .1%
(Cost: $ 5,156 ) ................................... 5,156
Total Investments — 100 .0%
(Cost: $ 5,764,963 ) ................................ 5,244,549
Liabilities in Excess of Other Assets — (0.0) % ............. (37)
Net Assets — 100.0% ............................... $ 5,244,512
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (21)
(b)
$ 21 $ — $ — — $ 251
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 12,797 — (7,641)
(b)
— — 5,156 5,156 274 —
iShares ESG Aware MSCI
EAFE ETF ........... 511,284 3,882 (19,105) (3,159) 4,576 497,478 6,611 6,090 —
iShares ESG Aware MSCI EM
ETF ................ 226,565 1,722 (6,394) (2,432) (19,227) 200,234 6,578 4,096 —
iShares ESG Aware MSCI USA
ETF ................ 1,303,716 10,023 (42,678) (5,022) 70,152 1,336,191 12,570 9,425 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 139,203 1,044 (5,758) (1,428) (1,537) 131,524 3,575 991 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 2,973,048 85,595 (26,137) (666) 42,126 3,073,966 64,552 52,995 —
$ (12,686) $ 96,090 $ 5,244,549 $ 74,122 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
ESG Aware Moderate Allocation ETF
16
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 5,239,393 $ — $ — $ 5,239,393
Short-Term Securities
Money Market Funds ...................................... 5,156 — — 5,156
$ 5,244,549 $ — $ — $ 5,244,549

Statements of Assets and Liabilities
(unaudited)

January 31, 2024
17
Financial Statements
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares
ESG Aware
Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
........................................... $ 26,349,567 $ 7,816,091 $ 17,888,825 $ 5,244,549
Cash ............................................................... 528 11 — —
Receivables: – – – –
Securities lending income — affiliated ........................................ 921 212 598 51
Dividends — affiliated ................................................... 63 27 79 23
Other assets ........................................................... — — — 106
Total a ssets ...........................................................
26,351,079 7,816,341 17,889,502 5,244,729
LIABILITIES
Collateral on securities loaned ............................................... 712,261 365,991 470,446 —
Payables: – – – –
Investment advisory fees ................................................. 439 357 517 217
Total li abilities ..........................................................
712,700 366,348 470,963 217
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 25,638,379 $ 7,449,993 $ 17,418,539 $ 5,244,512
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 25,246,839 $ 8,516,634 $ 17,080,154 $ 5,848,365
Accumulated earnings (loss) ................................................ 391,540 (1,066,641) 338,385 (603,853)
NET ASSETS ..........................................................
$ 25,638,379 $ 7,449,993 $ 17,418,539 $ 5,244,512
NET ASSET VALUE
Shares outstanding ......................................................
800,000 300,000 600,000 200,000
Net asset value .........................................................
$ 32.05 $ 24.83 $ 29.03 $ 26.22
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — affiliated ......................................... $ 25,727,447 $ 8,769,453 $ 17,660,703 $ 5,764,963
(b)
  Securities loaned, at value — affiliated ..................................... $ 687,944 $ 354,215 $ 457,821 $ —

Statements of Operations
(unaudited)
Six Months Ended January 31, 2024
2024
iShares Semi-Annual Report to Shareholders
18
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares ESG
Aware Moderate
Allocation ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 280,265 $ 110,755 $ 225,151 $ 73,871
Securities lending income — affiliated — net ................................... 2,045 241 1,775 251
Total investment income ...................................................
282,310 110,996 226,926 74,122
EXPENSES
Investment advisory .................................................... 22,083 6,492 15,388 4,568
Total e xpenses .........................................................
22,083 6,492 15,388 4,568
Less: – – – –
Investment advisory fees waived ........................................... (19,453) (4,416) (12,342) (3,295)
Total ex penses after fees waived .............................................
2,630 2,076 3,046 1,273
Net investment income ....................................................
279,680 108,920 223,880 72,849
REALIZED AND UNREALIZED GAIN (LOSS) $ 513,229 $ 111,828 $ 345,437 $ 83,404
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (38,566) $ (14,392) $ (37,124) $ (12,686)
In-kind redemptions — affiliated
(a)
......................................... — — 262,936 —
(38,566) (14,392) 225,812 (12,686)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... 551,795 126,220 119,624 96,090
Net realized and unrealized gain .............................................
513,229 111,828 345,436 83,404
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 792,909 $ 220,748 $ 569,316 $ 156,253
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
19
Financial Statements
See notes to financial statements.
iShares ESG Aware Aggressive Allocation ETF
iShares ESG Aware Conservative Allocation
ETF
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 279,680 $ 442,939 $ 108,920 $ 183,603
Net realized loss ................................................ (38,566) (146,122) (14,392) (259,487)
Net change in unrealized appreciation (depreciation) ........................ 551,795 1,625,892 126,220 62,711
Net increase (decrease) in net assets resulting from operations ...................
792,909 1,922,709 220,748 (13,173)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(291,174)
(b)
(442,363) (111,272)
(b)
(183,635)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
— 3,017,083 — (1,159,461)
NET ASSETS
Total increase (decrease) in net assets ................................... 501,735 4,497,429 109,476 (1,356,269)
Beginning of period ................................................
25,136,644 20,639,215 7,340,517 8,696,786
End of period ....................................................
$ 25,638,379 $ 25,136,644 $ 7,449,993 $ 7,340,517
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2024
iShares Semi-Annual Report to Shareholders
20
See notes to financial statements.
iShares ESG Aware Growth Allocation ETF iShares ESG Aware Moderate Allocation ETF
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 223,880 $ 361,179 $ 72,849 $ 125,839
Net realized gain (loss) ............................................ 225,812 209,098 (12,686) (41,207)
Net change in unrealized appreciation (depreciation) ........................ 119,624 452,189 96,090 32,098
Net increase in net assets resulting from operations ...........................
569,316 1,022,466 156,253 116,730
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(227,089)
(b)
(361,288) (78,295)
(b)
(125,927)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(31,171) 2,633,944 — 13,293
NET ASSETS
Total increase in net assets ........................................... 311,056 3,295,122 77,958 4,096
Beginning of period ................................................
17,107,483 13,812,361 5,166,554 5,162,458
End of period ....................................................
$ 17,418,539 $ 17,107,483 $ 5,244,512 $ 5,166,554
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
21
Financial Highlights
iShares ESG Aware Aggressive Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ..............................
$ 31.42  $ 29.48  $ 33.57  $ 26.74  $ 25.32
Net investment income
(b)
......................................
0 .35  0 .61  0 .58  0 .49  0 .10
Net realized and unrealized gain (loss)
(c)
............................
0.64  1.94  (4.10) 6.78  1.44
Net increase (decrease) from investment operations ..................... 0.99  2.55  (3.52) 7.27  1.54
Distributions from net investment income
(d)
............................ (0.36)
(e)
(0.61) (0.57) (0.44) (0.12)
Net asset value, end of period ................................... $ 32.05  $ 31.42  $ 29.48  $ 33.57  $ 26.74
Total Return
(f)
— — — — —
Based on net asset value ....................................... 3.20%
(g)
8.82% (10.57)% 27.32% 6.10%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..............................................
0.18%
(i)
0.18% 0.18% 0.18% 0.18%
(i)
Total expenses after fees waived ..................................
0.02%
(i)
0.02% 0.02% 0.02% 0.03%
(i)
Net investment income .........................................
2.28%
(i)
2.10% 1.81% 1.53% 2.74%
(i)
Supplemental Data
Net assets, end of period (000) ................................... $ 25,638  $ 25,137  $ 20,639  $ 20,141  $ 4,011
Portfolio turnover rate
(j)
......................................... 1% 4% 2% 5% 0%
(k)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
(k)
Rounds to less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Report to Shareholders
22
iShares ESG Aware Conservative Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ..............................
$ 24.47  $ 24.85  $ 27.97  $ 25.95  $ 25.14
Net investment income
(b)
......................................
0.36  0.58  0.38  0.33  0.06
Net realized and unrealized gain (loss)
(c)
............................
0.37  (0.37) (3.06) 2.05  0.82
Net increase (decrease) from investment operations ..................... 0.73  0.21  (2.68) 2.38  0.88
Distributions
(d)
– – – – –
From net investment income ...................................
(0.37)
(e)
(0.59) (0.44) (0.36) (0.07)
Return of capital ............................................ —  —  —  —  (0.00)
(f)
Total distributions ............................................ (0.37) (0.59) (0.44) (0.36) (0.07)
Net asset value, end of period ................................... $ 24.83  $ 24.47  $ 24.85  $ 27.97  $ 25.95
Total Return
(g)
— — — — —
Based on net asset value ....................................... 3.08%
(h)
0.93% (9.65)% 9.23% 3.50%
(h)
Ratios to Average Net Assets
(i)
Total expenses ..............................................
0.18%
(j)
0.18% 0.18% 0.18% 0.18%
(j)
Total expenses after fees waived ..................................
0.06%
(j)
0.06% 0.06% 0.06% 0.06%
(j)
Net investment income .........................................
3.02%
(j)
2.42% 1.41% 1.21% 1.63%
(j)
Supplemental Data
Net assets, end of period (000) ................................... $ 7,450  $ 7,341  $ 8,697  $ 5,594  $ 3,893
Portfolio turnover rate
(k)
......................................... 1% 4% 3% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Rounds to less than $0.01.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
23
Financial Highlights
iShares ESG Aware Growth Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ..............................
$ 28.51  $ 27.62  $ 31.24  $ 26.43  $ 25.25
Net investment income
(b)
......................................
0 .36  0 .62  0 .50  0 .40  0 .08
Net realized and unrealized gain (loss)
(c)
............................
0.52  0.89  (3.64) 4.81  1.20
Net increase (decrease) from investment operations ..................... 0.88  1.51  (3.14) 5.21  1.28
Distributions from net investment income
(d)
............................ (0.36)
(e)
(0.62) (0.48) (0.40) (0.10)
Net asset value, end of period ................................... $ 29.03  $ 28.51  $ 27.62  $ 31.24  $ 26.43
Total Return
(f)
— — — — —
Based on net asset value ....................................... 3.14%
(g)
5.62% (10.11)% 19.83% 5.08%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..............................................
0.18%
(i)
0.18% 0.18% 0.18% 0.18%
(i)
Total expenses after fees waived ..................................
0.04%
(i)
0.04% 0.04% 0.03% 0.04%
(i)
Net investment income .........................................
2.62%
(i)
2.30% 1.68% 1.37% 2.29%
(i)
Supplemental Data
Net assets, end of period (000) ................................... $ 17,419  $ 17,107  $ 13,812  $ 7,811  $ 3,965
Portfolio turnover rate
(j)
......................................... 2% 5% 4% 15% 0%
(k)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
(k)
Rounds to less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Report to Shareholders
24
iShares ESG Aware Moderate Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ..............................
$ 25.83  $ 25.81  $ 29.05  $ 26.11  $ 25.18
Net investment income
(b)
......................................
0.36  0.59  0.42  0.35  0.06
Net realized and unrealized gain (loss)
(c)
............................
0.42  0.02  (3.25) 2.96  0.95
Net increase (decrease) from investment operations ..................... 0.78  0.61  (2.83) 3.31  1.01
Distributions
(d)
– – – – –
From net investment income ...................................
(0.39)
(e)
(0.59) (0.41) (0.37) (0.08)
Return of capital ............................................ —  —  —  —  (0.00)
(f)
Total distributions ............................................ (0.39) (0.59) (0.41) (0.37) (0.08)
Net asset value, end of period ................................... $ 26.22  $ 25.83  $ 25.81  $ 29.05  $ 26.11
Total Return
(g)
— — — — —
Based on net asset value ....................................... 3.09%
(h)
2.48% (9.79)% 12.76% 4.02%
(h)
Ratios to Average Net Assets
(i)
Total expenses ..............................................
0.18%
(j)
0.18% 0.18% 0.18% 0.18%
(j)
Total expenses after fees waived ..................................
0.05%
(j)
0.05% 0.05% 0.05% 0.05%
(j)
Net investment income .........................................
2.87%
(j)
2.37% 1.51% 1.25% 1.82%
(j)
Supplemental Data
Net assets, end of period (000) ................................... $ 5,245  $ 5,167  $ 5,162  $ 5,810  $ 3,917
Portfolio turnover rate
(k)
......................................... 2% 5% 15% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Rounds to less than $0.01.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
25
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is
iShares ETF
Diversification
Classification
ESG Aware Aggressive Allocation .......................................................................................... Diversified
ESG Aware Conservative Allocation ........................................................................................ Diversified
ESG Aware Growth Allocation ............................................................................................ Diversified
ESG Aware Moderate Allocation ........................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Report to Shareholders
26
not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2025, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
ESG Aware Aggressive Allocation
RBC Capital Markets LLC ................................ $ 687,944 $ (687,944) $ – $ –
m
ESG Aware Conservative Allocation
HSBC Bank plc ....................................... $ 112,875 $ (112,875) $ – $ –
RBC Capital Markets LLC ................................ 210,036 (210,036) – –
UBS AG ............................................ 31,304 (31,304) – –
$ 354,215 $ (354,215) $ – $ –
ESG Aware Growth Allocation
UBS AG ............................................ $ 457,821 $ (457,821) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
ESG Aware Aggressive Allocation ....................................................................................... 0.18%
ESG Aware Conservative Allocation ..................................................................................... 0.18
ESG Aware Growth Allocation ......................................................................................... 0.18
ESG Aware Moderate Allocation ........................................................................................ 0.18
iShares ETF Amounts Waived
ESG Aware Aggressive Allocation .......................................................................................... $ 19,453
ESG Aware Conservative Allocation ........................................................................................ 4,416
ESG Aware Growth Allocation ............................................................................................ 12,342
ESG Aware Moderate Allocation ........................................................................................... 3,295

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Report to Shareholders
28
securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Amounts
ESG Aware Aggressive Allocation .............................................................................................. $ 496
ESG Aware Conservative Allocation ............................................................................................ 71
ESG Aware Growth Allocation ................................................................................................ 430
ESG Aware Moderate Allocation ............................................................................................... 67
iShares ETF Purchases Sales
ESG Aware Aggressive Allocation ........................................................................... $ 277,434 $ 266,559
ESG Aware Conservative Allocation ......................................................................... 100,573 88,335
ESG Aware Growth Allocation ............................................................................. 335,241 320,982
ESG Aware Moderate Allocation ............................................................................ 102,266 100,072
iShares ETF
In-kind
Purchases
In-kind
Sales
ESG Aware Growth Allocation ............................................................................. $ 2,784,692 $ 2,816,955
iShares ETF
Non-Expiring Capital
Loss Carryforwards
ESG Aware Aggressive Allocation .......................................................................................... $ (120,188)
ESG Aware Conservative Allocation ........................................................................................ (87,819)
ESG Aware Growth Allocation ............................................................................................ (84,368)
ESG Aware Moderate Allocation ........................................................................................... (58,991)

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware Aggressive Allocation ...................................... $ 25,788,355 $ 1,664,799 $ (1,103,587) $ 561,212
ESG Aware Conservative Allocation ..................................... 8,778,169 23,002 (985,080) (962,078)
ESG Aware Growth Allocation ......................................... 17,688,675 967,253 (767,103) 200,150
ESG Aware Moderate Allocation ....................................... 5,771,279 52,474 (579,204) (526,730)

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Report to Shareholders
30
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
ESG Aware Aggressive Allocation
Shares sold — $ — 100,000 $ 3,017,083
— $ — 100,000 $ 3,017,083
ESG Aware Conservative Allocation
Shares sold — $ — 150,000 $ 3,624,706
Shares redeemed — — (200,000) (4,784,167)
— $ — (50,000) $ (1,159,461)
ESG Aware Growth Allocation
Shares sold 100,000 $ 2,790,440 300,000 $ 7,909,238
Shares redeemed (100,000) (2,821,611) (200,000) (5,275,294)
— $ (31,171) 100,000 $ 2,633,944
ESG Aware Moderate Allocation
Shares sold — $ — 400,000 $ 9,927,889
Shares redeemed — — (400,000) (9,914,596)
— $ — — $ 13,293

Statement Regarding Liquidity Risk Management Program
(unaudited)
31
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware Aggressive Allocation ETF, iShares ESG Aware Conservative Allocation ETF, iShares ESG Aware
Growth Allocation ETF and iShares ESG Aware Moderate Allocation ETF (the “Funds” or “ETFs”), each series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in
Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
2024
iShares Semi-Annual Report to Shareholders
32
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG Aware Aggressive Allocation
(a)
.......... $ 0.349270 $ — $ 0.014697 $ 0.363967 96% — % 4% 100%
ESG Aware Conservative Allocation
(a)
........ 0.363339 — 0.007568 0.370907 98 — 2 100
ESG Aware Growth Allocation
(a)
............ 0.345137 — 0.014694 0.359831 96 — 4 100
ESG Aware Moderate Allocation
(a)
........... 0.364801 — 0.026674 0.391475 93 — 7 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information
33
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2024
iShares Semi-Annual Report to Shareholders
34
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International

iS-SAR-716-0124
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

JANUARY 31, 2024
2024 Semi-Annual Report
(Unaudited)
iShares Trust
iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV |Cboe BZX
iShares U.S. Equity Factor ETF | LRGF | NYSE Arca
iShares U.S. Small-Cap Equity Factor ETF | SMLF | NYSE Arca
iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S.
Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities
(MSCI Europe, Australasia,
Far East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.18 9.28
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2024
2024
iShares Semi-Annual Report to Shareholders

iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Investment Objective
The  iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility
(USD) Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the index.
Performance
The inception date of the Fund was September 7, 2016. The first day of secondary market trading was September 9, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.60% (0.17)% 4.30% 6.47% (0.17)% 23.42% 59.10%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.77 (0.03) 4.30 6.50 (0.03) 23.41 59.39
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.64 (0.08) 4.44 6.65 (0.08) 24.23 61.00
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,016.00 $ 1.01 $ 1,000.00 $ 1,024.13 $ 1.02 0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 17.5%
Financials ...................................... 15.9
Industrials ...................................... 14.9
Consumer Discretionary ............................ 8.9
Consumer Staples ................................ 8.8
Information Technology ............................. 8.0
Utilities ........................................ 6.7
Materials ...................................... 6.2
Communication Services ............................ 5.2
Energy ........................................ 4.1
Real Estate ..................................... 3.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Landstar System, Inc. ............................... 1.6%
Chemed Corp. .................................... 1.5
Royal Gold, Inc. ................................... 1.5
Old Republic International Corp. ........................ 1.4
Murphy USA, Inc. ................................. 1.4
Agree Realty Corp. ................................ 1.4
Selective Insurance Group, Inc. ........................ 1.3
Dolby Laboratories, Inc., Class A ....................... 1.2
RLI Corp. ....................................... 1.2
Exelixis, Inc. ..................................... 1.1
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2024

Fund Summary
iShares
®
U.S. Equity Factor ETF
Investment Objective
The iShares U.S. Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the STOXX U.S. Equity Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.
Index performance through May 31, 2022 reflects the performance of the MSCI USA Diversified Multiple-Factor Index. Index performance beginning on June 01, 2022 reflects the performance of the STOXX U.S. Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7 .55% 20 .42% 11 .96% 9 .88% 20 .42% 75 .92% 128 .32%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7 .58 20 .42 11 .96 9 .88 20 .42 75 .92 128 .39
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7 .61 20 .53 12 .13 10 .09 20 .53 77 .27 131 .97
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,075.50 $ 0.42 $ 1,000.00 $ 1,024.73 $ 0.41 0 .08%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 31 .9%
Financials ...................................... 13 .1
Health Care .................................... 12 .7
Consumer Discretionary ............................ 12 .3
Industrials ...................................... 6 .8
Consumer Staples ................................ 6 .5
Communication Services ............................ 5 .9
Energy ........................................ 3 .8
Utilities ........................................ 2 .5
Materials ...................................... 2 .4
Real Estate ..................................... 2 .1
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 6 .7%
Apple, Inc. ...................................... 6 .2
NVIDIA Corp. .................................... 3 .3
Amazon.com, Inc. ................................. 2 .6
Alphabet, Inc. , Class C , NVS .......................... 1 .9
Broadcom, Inc. ................................... 1 .8
Meta Platforms, Inc. , Class A .......................... 1 .6
Procter & Gamble Co. (The) .......................... 1 .5
Visa, Inc. , Class A ................................. 1 .4
JPMorgan Chase & Co. ............................. 1 .4
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2024
2024
iShares Semi-Annual Report to Shareholders

iShares
®
U.S. Small-Cap Equity Factor ETF
Investment Objective
The iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the STOXX U.S. Small-Cap Equity Factor Index(USD) (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.
Index performance through February 28, 2023 reflects the performance of the MSCI USA Small Cap Diversified Multiple-Factor Index. Index performance beginning on March
1, 2023 reflects the performance of the STOXX U.S. Small-Cap Equity Factor Index, which, effective as of March 1, 2023, replaced the MSCI USA Small Cap Diversified
Multiple-Factor Index as the underlying index of the fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.38% 7.33% 9.30% 8.97% 7.33% 55.97% 112.36%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.42 7.51 9.31 8.98 7.51 56.03 112.54
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.43 7.43 9.62 9.32 7.43 58.27 118.13
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,023.80 $ 0.76 $ 1,000.00 $ 1,024.38 $ 0.76 0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 19.2%
Financials ...................................... 16.7
Consumer Discretionary ............................ 14.7
Information Technology ............................. 14.4
Health Care .................................... 11.0
Real Estate ..................................... 6.8
Energy ........................................ 4.9
Materials ...................................... 4.6
Consumer Staples ................................ 3.7
Communication Services ............................ 2.3
Utilities ........................................ 1.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Builders FirstSource, Inc. ............................ 0.7%
First Industrial Realty Trust, Inc. ........................ 0.7
Nutanix, Inc., Class A ............................... 0.7
Deckers Outdoor Corp. .............................. 0.6
Jabil, Inc. ....................................... 0.6
Super Micro Computer, Inc. ........................... 0.6
Manhattan Associates, Inc. ........................... 0.6
Popular, Inc. ..................................... 0.6
Evercore, Inc., Class A .............................. 0.6
Reliance Steel & Aluminum Co. ........................ 0.5
(a)
Excludes money market funds.

Fund Summary
as of January 31, 2024

Fund Summary
iShares
®
U.S. Tech Breakthrough Multisector ETF
Investment Objective
The iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that could benefit from various breakthrough technologies, including robotics and artificial intelligence, cloud and data tech, cybersecurity, genomics and immunology, and financial technology, as represented by the NYSE
®
FactSet
®
U.S. Tech Breakthrough Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
The inception date of the Fund was January 8, 2020. The first day of secondary market trading was January 10, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.02% 46.37% 15.88% 46.37% 82.08%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.96 46.38 15.87 46.38 82.02
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.78 46 .26 16.15 46.26 83.71
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,140.20 $ 1.61 $ 1,000.00 $ 1,023.63 $ 1.53 0.30%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 57.1%
Communication Services ............................ 12.4
Health Care .................................... 12.0
Financials ...................................... 8.1
Consumer Discretionary ............................ 6.1
Real Estate ..................................... 2.5
Industrials ...................................... 1.8
Materials ...................................... —
(b)
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
NVIDIA Corp. .................................... 4.8%
Meta Platforms, Inc., Class A .......................... 4.4
Merck & Co., Inc. .................................. 4.3
Salesforce, Inc. ................................... 3.9
Alphabet, Inc., Class A .............................. 3.9
Microsoft Corp. ................................... 3.9
Amazon.com, Inc. ................................. 3.8
Advanced Micro Devices, Inc. ......................... 3.7
Adobe, Inc. ...................................... 3.7
Apple, Inc. ...................................... 3.5
(a)
Excludes money market funds.
(b)
Represents less than 0.1%.

About Fund Performance
2024
iShares Semi-Annual Report to Shareholders

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
AerSale Corp.
(a)
..................... 29,116 $ 270,779
BWX Technologies, Inc. ............... 62,865 5,122,240
Curtiss-Wright Corp. .................. 3,529 785,449
Leonardo DRS, Inc.
(a) (b)
................ 107,704 2,090,535
National Presto Industries, Inc. ........... 10,962 867,862
Parsons Corp.
(a)
..................... 86,537 5,637,886
V2X, Inc.
(a)
........................ 23,578 916,948
15,691,699
Air Freight & Logistics — 0.2%
Hub Group, Inc. , Class A
(a)
.............. 29,108 1,318,010
Automobile Components — 1.0%
Dorman Products, Inc.
(a)
............... 7,120 579,639
Garrett Motion, Inc.
(a) (b)
................ 104,116 894,356
Gentex Corp. ...................... 166,850 5,527,741
Standard Motor Products, Inc. ........... 37,247 1,502,917
8,504,653
Banks — 2.0%
Bank First Corp. .................... 18,255 1,541,452
Capital City Bank Group, Inc. ............ 28,058 801,898
City Holding Co. .................... 30,527 3,120,165
Community Trust Bancorp, Inc. .......... 31,654 1,313,641
Farmers National Banc Corp. ............ 77,378 1,061,626
First Financial Corp. .................. 24,835 978,996
Great Southern Bancorp, Inc. ............ 19,734 1,027,944
HarborOne Bancorp, Inc. .............. 76,996 840,796
NBT Bancorp, Inc. ................... 11,179 397,637
Peoples Bancorp, Inc. ................ 69,339 2,031,633
South Plains Financial, Inc. ............. 26,388 714,587
Stellar Bancorp, Inc. .................. 21,781 545,178
Westamerica BanCorp ................ 54,208 2,586,806
16,962,359
Biotechnology — 7.2%
(a)
ADMA Biologics, Inc. ................. 113,376 588,421
Alkermes plc ....................... 320,104 8,658,813
Amicus Therapeutics, Inc.
(b)
............. 37,133 461,563
Arcellx, Inc. ........................ 18,139 1,121,716
Biomea Fusion, Inc. .................. 47,624 861,042
Crinetics Pharmaceuticals, Inc. .......... 38,677 1,410,937
Deciphera Pharmaceuticals, Inc. ......... 39,138 560,456
Disc Medicine, Inc. ................... 16,526 1,086,584
Dynavax Technologies Corp.
(b)
........... 128,136 1,655,517
Exelixis, Inc. ....................... 444,696 9,676,585
Halozyme Therapeutics, Inc.
(b)
........... 21,370 723,374
Ideaya Biosciences, Inc.
(b)
.............. 71,643 3,118,620
Insmed, Inc. ....................... 29,942 832,388
Ionis Pharmaceuticals, Inc. ............. 91,868 4,721,097
Ironwood Pharmaceuticals, Inc. , Class A .... 290,139 4,117,072
iTeos Therapeutics, Inc. ............... 47,826 475,869
Karuna Therapeutics, Inc. .............. 7,617 2,387,320
Kiniksa Pharmaceuticals Ltd. , Class A ...... 57,968 1,021,976
Krystal Biotech, Inc. .................. 6,261 696,536
Mirum Pharmaceuticals, Inc. ............ 62,112 1,643,484
MoonLake Immunotherapeutics
(b)
......... 18,494 1,033,445
Sarepta Therapeutics, Inc. .............. 14,244 1,694,894
Ultragenyx Pharmaceutical, Inc. .......... 41,611 1,835,461
Vaxcyte, Inc.
(b)
...................... 55,394 3,956,239
Viridian Therapeutics, Inc. .............. 43,319 833,891
Xencor, Inc. ....................... 112,593 2,105,489
Xenon Pharmaceuticals, Inc.
(b)
........... 87,700 3,965,794
Security
Shares
Shares Value
Biotechnology (continued)
Zymeworks, Inc. .................... 60,343 $ 654,118
61,898,701
Broadline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 14,884 1,070,606
Building Products — 0.3%
CSW Industrials, Inc. ................. 11,579 2,449,769
Capital Markets — 1.3%
Diamond Hill Investment Group, Inc. ....... 6,081 970,102
Houlihan Lokey, Inc. , Class A ............ 25,870 3,098,709
P10, Inc. , Class A
(b)
.................. 71,350 656,420
PJT Partners, Inc. , Class A ............. 41,178 3,960,088
Virtu Financial, Inc. , Class A ............. 105,741 1,775,391
WisdomTree, Inc. .................... 104,120 704,893
11,165,603
Chemicals — 1.5%
Ashland, Inc. ....................... 31,029 2,904,935
Hawkins, Inc. ...................... 30,120 2,005,088
NewMarket Corp. .................... 14,833 8,273,996
13,184,019
Commercial Services & Supplies — 1.6%
Brady Corp. , Class A, NVS ............. 92,461 5,568,926
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 49,173 4,196,424
Ennis, Inc. ........................ 53,405 1,087,860
UniFirst Corp. ...................... 17,198 2,913,685
13,766,895
Communications Equipment — 0.8%
(a)
Ciena Corp. ....................... 22,731 1,204,743
NETGEAR, Inc. ..................... 31,996 454,343
NetScout Systems, Inc. ................ 148,804 3,200,774
Viavi Solutions, Inc. .................. 234,400 2,304,152
7,164,012
Construction & Engineering — 1.2%
Argan, Inc. ........................ 26,116 1,157,722
EMCOR Group, Inc. .................. 5,624 1,282,891
MDU Resources Group, Inc. ............ 398,971 7,783,924
10,224,537
Construction Materials — 0.2%
Knife River Corp.
(a)
................... 12,524 820,197
United States Lime & Minerals, Inc. ........ 4,703 1,216,525
2,036,722
Consumer Finance — 0.4%
FirstCash Holdings, Inc. ............... 27,547 3,161,569
Consumer Staples Distribution & Retail — 3.1%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 100,541 6,468,808
Casey's General Stores, Inc. ............ 12,663 3,436,232
Grocery Outlet Holding Corp.
(a)
........... 160,012 3,965,097
Ingles Markets, Inc. , Class A ............ 28,425 2,394,806
SpartanNash Co. .................... 71,446 1,602,534
Sprouts Farmers Market, Inc.
(a)
........... 129,744 6,535,205
Weis Markets, Inc. ................... 36,149 2,196,052
26,598,734
Containers & Packaging — 2.2%
AptarGroup, Inc. .................... 71,973 9,347,853
Graphic Packaging Holding Co. .......... 68,517 1,747,868
Myers Industries, Inc. ................. 23,381 438,394
Silgan Holdings, Inc. .................. 53,388 2,452,645

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sonoco Products Co. ................. 89,209 $ 5,075,992
19,062,752
Diversified Consumer Services — 3.9%
Adtalem Global Education, Inc.
(a)
......... 18,006 908,943
Graham Holdings Co. , Class B ........... 7,222 5,202,729
Grand Canyon Education, Inc.
(a)
.......... 54,502 7,117,416
H&R Block, Inc. ..................... 63,498 2,974,246
Laureate Education, Inc. ............... 276,054 3,483,802
OneSpaWorld Holdings Ltd.
(a) (b)
.......... 150,736 2,054,532
Perdoceo Education Corp. .............. 135,371 2,450,215
Service Corp. International ............. 49,761 3,339,958
Strategic Education, Inc. ............... 31,930 3,003,336
Stride, Inc.
(a)
....................... 49,056 2,940,907
33,476,084
Diversified Telecommunication Services — 1.5%
Anterix, Inc.
(a)
...................... 27,705 826,163
ATN International, Inc. ................ 22,538 831,652
Cogent Communications Holdings, Inc. ..... 90,740 7,005,128
IDT Corp. , Class B
(a)
.................. 28,507 985,772
Iridium Communications, Inc. ............ 35,302 1,280,051
Shenandoah Telecommunications Co.
(b)
..... 98,545 2,019,187
12,947,953
Electric Utilities — 3.5%
IDACORP, Inc. ..................... 104,392 9,664,612
MGE Energy, Inc. .................... 45,719 2,948,418
OGE Energy Corp. ................... 81,839 2,720,328
Pinnacle West Capital Corp. ............ 66,898 4,609,272
PNM Resources, Inc. ................. 168,181 6,093,198
Portland General Electric Co. ............ 106,325 4,351,882
30,387,710
Electrical Equipment — 0.1%
LSI Industries, Inc. ................... 50,571 690,800
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc.
(a)
............... 13,779 1,531,536
Avnet, Inc. ........................ 113,840 5,156,952
Benchmark Electronics, Inc. ............ 15,986 433,540
CTS Corp.
(b)
....................... 10,432 428,338
Insight Enterprises, Inc.
(a) (b)
............. 47,021 8,686,660
Knowles Corp.
(a)
.................... 53,771 877,005
OSI Systems, Inc.
(a)
.................. 13,471 1,724,692
PC Connection, Inc. .................. 24,385 1,573,076
Plexus Corp.
(a)
...................... 7,288 690,319
Rogers Corp.
(a)
..................... 24,880 2,867,918
Vishay Intertechnology, Inc. ............. 125,623 2,729,788
26,699,824
Entertainment — 2.4%
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 13,990 602,549
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
88,556 3,569,693
Liberty Media Corp.-Liberty Live , Class A
(a)
... 42,201 1,554,263
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a)
......................... 93,843 3,497,528
Madison Square Garden Sports Corp.
(a)
..... 31,951 5,914,130
Marcus Corp. (The) .................. 48,460 658,087
TKO Group Holdings, Inc. .............. 60,482 5,061,739
20,857,989
Financial Services — 0.2%
Cass Information Systems, Inc. .......... 22,107 954,138
International Money Express, Inc.
(a)
........ 46,779 963,648
1,917,786
Security
Shares
Shares Value
Food Products — 5.2%
Cal-Maine Foods, Inc. ................. 86,610 $ 4,799,926
Flowers Foods, Inc. .................. 414,050 9,440,340
Ingredion, Inc. ...................... 40,457 4,351,960
J & J Snack Foods Corp. ............... 31,836 5,069,246
John B Sanfilippo & Son, Inc. ............ 18,518 1,983,833
Lancaster Colony Corp. ............... 24,807 4,559,030
Post Holdings, Inc.
(a)
.................. 73,481 6,824,181
Seaboard Corp. ..................... 184 662,952
Seneca Foods Corp. , Class A
(a) (b)
......... 10,889 581,255
Simply Good Foods Co. (The)
(a)
.......... 25,452 962,086
Sovos Brands, Inc.
(a)
.................. 40,061 883,345
Tootsie Roll Industries, Inc. ............. 21,534 701,793
TreeHouse Foods, Inc.
(a)
............... 66,534 2,801,081
Utz Brands, Inc. , Class A ............... 31,801 562,878
44,183,906
Gas Utilities — 0.9%
Chesapeake Utilities Corp. ............. 12,799 1,296,283
New Jersey Resources Corp. ............ 50,251 2,051,748
ONE Gas, Inc. ...................... 50,101 3,074,698
Southwest Gas Holdings, Inc. ........... 6,851 402,017
Spire, Inc. ......................... 9,748 553,394
7,378,140
Ground Transportation — 3.0%
Heartland Express, Inc.
(b)
.............. 97,869 1,267,404
Landstar System, Inc. ................. 71,070 13,625,540
Marten Transport Ltd. ................. 125,788 2,327,078
RXO, Inc.
(a) (b)
....................... 38,690 804,752
Schneider National, Inc. , Class B ......... 106,533 2,612,189
Werner Enterprises, Inc. ............... 124,235 4,913,494
25,550,457
Health Care Equipment & Supplies — 0.4%
(a)
QuidelOrtho Corp.
(b)
.................. 17,983 1,232,015
UFP Technologies, Inc. ................ 3,899 657,021
Varex Imaging Corp. .................. 83,386 1,606,848
3,495,884
Health Care Providers & Services — 7.2%
Acadia Healthcare Co., Inc.
(a)
............ 17,259 1,417,654
Addus HomeCare Corp.
(a)
.............. 33,442 2,896,077
Amedisys, Inc.
(a)
.................... 22,758 2,145,397
AMN Healthcare Services, Inc.
(a)
.......... 14,400 1,065,744
Chemed Corp.
(b)
.................... 21,246 12,594,416
CorVel Corp.
(a)
...................... 7,371 1,734,691
Cross Country Healthcare, Inc.
(a) (b)
........ 21,922 465,842
Encompass Health Corp. .............. 97,434 6,921,711
Ensign Group, Inc. (The) ............... 76,040 8,609,249
HealthEquity, Inc.
(a)
................... 71,439 5,399,360
National HealthCare Corp. .............. 28,442 2,646,244
National Research Corp. ............... 30,427 1,198,824
Option Care Health, Inc.
(a)
.............. 102,516 3,202,600
Patterson Cos., Inc. .................. 177,517 5,300,658
Premier, Inc. , Class A ................. 246,858 5,337,070
US Physical Therapy, Inc. .............. 10,789 995,393
61,930,930
Health Care REITs — 0.7%
CareTrust REIT, Inc. .................. 71,513 1,496,052
LTC Properties, Inc. .................. 29,459 918,237
Omega Healthcare Investors, Inc. ......... 121,551 3,524,979
5,939,268
Health Care Technology — 0.2%
HealthStream, Inc. ................... 50,666 1,348,729

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 1.2%
Accel Entertainment, Inc. , Class A
(a)
....... 39,462 $ 404,485
Choice Hotels International, Inc. .......... 7,139 864,676
Target Hospitality Corp.
(a)
.............. 35,819 346,370
Texas Roadhouse, Inc. ................ 25,776 3,240,559
Wendy's Co. (The) ................... 299,557 5,715,547
10,571,637
Household Durables — 0.0%
iRobot Corp.
(a) (b)
..................... 14,930 203,048
Household Products — 0.4%
Reynolds Consumer Products, Inc. ........ 130,176 3,536,882
Industrial REITs — 0.2%
Americold Realty Trust, Inc. ............. 68,259 1,877,122
Insurance — 12.0%
AMERISAFE, Inc. ................... 39,590 1,973,166
Axis Capital Holdings Ltd. .............. 152,934 9,102,632
Donegal Group, Inc. , Class A ............ 34,605 519,421
Employers Holdings, Inc. ............... 52,730 2,199,896
Enstar Group Ltd.
(a)
.................. 23,145 6,177,169
Hanover Insurance Group, Inc. (The) ...... 60,805 8,026,868
Horace Mann Educators Corp. ........... 82,983 3,056,264
James River Group Holdings Ltd. ......... 77,727 743,847
Mercury General Corp. ................ 57,144 2,288,617
Old Republic International Corp. .......... 434,419 12,181,109
ProAssurance Corp. .................. 96,713 1,301,757
Reinsurance Group of America, Inc. ....... 22,019 3,828,884
RenaissanceRe Holdings Ltd. ........... 36,163 8,275,179
RLI Corp. ......................... 72,789 9,926,236
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
... 99,264 4,300,116
Safety Insurance Group, Inc. ............ 30,090 2,506,798
Selective Insurance Group, Inc. .......... 102,221 10,718,894
SiriusPoint Ltd.
(a)
.................... 172,490 2,035,382
Skyward Specialty Insurance Group, Inc.
(a)
... 27,215 846,386
Tiptree, Inc. ....................... 45,512 861,542
United Fire Group, Inc. ................ 20,478 458,912
Universal Insurance Holdings, Inc. ........ 55,875 928,642
Unum Group ....................... 45,476 2,198,310
White Mountains Insurance Group Ltd.
(b)
.... 5,281 8,322,698
102,778,725
IT Services — 0.1%
Hackett Group, Inc. (The) .............. 50,556 1,168,855
Leisure Products — 0.2%
Sturm Ruger & Co., Inc. ............... 36,577 1,596,952
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.
(a) (b)
............... 27,144 840,378
Machinery — 0.1%
Donaldson Co., Inc. .................. 6,831 441,214
Marine Transportation — 0.1%
Eagle Bulk Shipping, Inc. .............. 14,363 791,832
Media — 1.1%
Daily Journal Corp.
(a)
................. 2,556 821,294
New York Times Co. (The) , Class A ........ 33,938 1,648,029
Scholastic Corp. , NVS ................ 23,134 889,271
TEGNA, Inc. ....................... 394,852 6,155,743
9,514,337
Metals & Mining — 2.1%
Arch Resources, Inc. , Class A ........... 9,685 1,713,858
Royal Gold, Inc. ..................... 109,095 12,479,377
Security
Shares
Shares Value
Metals & Mining (continued)
Warrior Met Coal, Inc. ................. 53,630 $ 3,441,437
17,634,672
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Dynex Capital, Inc. ................... 82,931 1,015,075
Multi-Utilities — 1.3%
Avista Corp. ....................... 153,527 5,221,453
Northwestern Energy Group, Inc. ......... 126,311 6,078,086
11,299,539
Office REITs — 0.5%
Equity Commonwealth ................ 226,497 4,328,358
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp. ............... 466,102 5,705,088
California Resources Corp. ............. 14,528 692,695
CNX Resources Corp.
(a)
............... 42,626 861,045
CONSOL Energy, Inc. ................. 6,872 650,091
Delek US Holdings, Inc. ............... 21,359 577,334
Dorian LPG Ltd. ..................... 66,699 2,497,211
DT Midstream, Inc. ................... 37,260 2,000,489
Gulfport Energy Corp.
(a) (b)
.............. 4,811 610,516
Hess Midstream LP , Class A ............ 141,086 4,770,118
International Seaways, Inc. ............. 70,638 3,789,022
Kimbell Royalty Partners LP ............ 137,176 2,060,384
Kinetik Holdings, Inc. , Class A ........... 32,180 1,046,494
Par Pacific Holdings, Inc.
(a)
............. 45,524 1,665,723
PBF Energy, Inc. , Class A .............. 23,500 1,186,985
Plains GP Holdings LP , Class A .......... 334,490 5,412,048
REX American Resources Corp.
(a)
........ 28,885 1,195,550
Viper Energy, Inc. ................... 15,583 486,501
35,207,294
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
.............. 30,483 1,005,025
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................ 11,155 616,537
Pharmaceuticals — 2.5%
Amphastar Pharmaceuticals, Inc.
(a)
........ 26,090 1,392,162
Collegium Pharmaceutical, Inc.
(a)
......... 71,638 2,361,188
Corcept Therapeutics, Inc.
(a)
............ 59,001 1,244,921
Innoviva, Inc.
(a) (b)
.................... 120,924 1,958,969
Intra-Cellular Therapies, Inc.
(a) (b)
.......... 27,502 1,851,985
Pacira BioSciences, Inc.
(a)
.............. 19,636 639,937
Perrigo Co. plc ..................... 90,705 2,909,816
Prestige Consumer Healthcare, Inc.
(a)
...... 102,174 6,287,788
Supernus Pharmaceuticals, Inc.
(a)
......... 49,241 1,362,991
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 23,473 639,405
Theravance Biopharma, Inc.
(a) (b)
.......... 87,206 826,713
21,475,875
Professional Services — 5.0%
Barrett Business Services, Inc. ........... 13,893 1,559,767
CACI International, Inc. , Class A
(a)
........ 17,415 5,986,058
CBIZ, Inc.
(a)
........................ 17,629 1,122,262
CRA International, Inc. ................ 14,453 1,549,940
CSG Systems International, Inc. .......... 29,020 1,459,996
FTI Consulting, Inc.
(a)
................. 29,553 5,662,650
Huron Consulting Group, Inc.
(a)
........... 39,284 4,067,073
ICF International, Inc. ................. 7,777 1,081,314
KBR, Inc. ......................... 69,067 3,599,081
Kelly Services, Inc. , Class A, NVS ........ 19,598 402,739
Kforce, Inc. ........................ 21,109 1,442,800
Maximus, Inc. ...................... 55,804 4,526,821
Science Applications International Corp. .... 50,768 6,481,043

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Verra Mobility Corp. , Class A
(a)
........... 171,780 $ 4,107,260
43,048,804
Real Estate Management & Development — 0.2%
FRP Holdings, Inc.
(a)
.................. 15,677 910,834
RMR Group, Inc. (The) , Class A .......... 22,159 578,128
1,488,962
Retail REITs — 2.1%
Agree Realty Corp. .................. 198,552 11,835,685
Getty Realty Corp. ................... 76,590 2,118,479
NETSTREIT Corp. ................... 138,222 2,511,494
Phillips Edison & Co., Inc. .............. 31,587 1,096,385
17,562,043
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Cirrus Logic, Inc. .................... 5,371 414,641
Magnachip Semiconductor Corp.
(b)
........ 66,104 431,659
846,300
Software — 3.8%
Adeia, Inc. ........................ 41,453 503,239
Blackbaud, Inc.
(a)
.................... 15,053 1,218,089
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 140,665 1,545,908
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 76,952 1,450,545
CommVault Systems, Inc.
(a)
............. 85,966 7,881,363
Dolby Laboratories, Inc. , Class A ......... 122,832 10,217,166
InterDigital, Inc. ..................... 37,892 3,980,555
Mitek Systems, Inc.
(a) (b)
................ 36,612 461,311
Model N, Inc.
(a) (b)
.................... 21,718 585,300
Progress Software Corp. ............... 79,181 4,498,273
32,341,749
Specialized REITs — 0.1%
Farmland Partners, Inc. ............... 90,867 1,019,528
Specialty Retail — 2.4%
Arko Corp. ........................ 122,189 953,074
Murphy USA, Inc. ................... 33,746 11,896,140
ODP Corp. (The)
(a)
................... 51,605 2,639,080
Valvoline, Inc.
(a)
..................... 76,198 2,780,465
Winmark Corp. ..................... 6,118 2,206,579
20,475,338
Trading Companies & Distributors — 1.5%
McGrath RentCorp ................... 50,505 6,345,953
MSC Industrial Direct Co., Inc. , Class A ..... 69,812 6,889,048
13,235,001
Water Utilities — 1.0%
American States Water Co. ............. 26,843 2,002,488
California Water Service Group .......... 55,422 2,508,954
SJW Group ........................ 49,263 2,933,119
York Water Co. (The) ................. 29,537 1,059,787
8,504,348
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
........... 18,206 808,346
Total Common Stocks — 99 .8%
(Cost: $ 776,847,467 ) .............................. 856,299,876
Security
Shares
Shares Value
Rights
Pharmaceuticals — 0.0%
Contra Chinook Therape, CVR
(a) (c)
........ 72,502 $ 31,901
Total Rights — 0 .0%
(Cost: $ 28,276 ) ................................. 31,901
Total Long-Term Investments — 99.8%
(Cost: $ 776,875,743 ) .............................. 856,331,777
Short-Term Securities
Money Market Funds — 3.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(f)
.................. 27,503,805 27,520,307
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% ................... 1,252,977 1,252,977
Total Short-Term Securities — 3 .4%
(Cost: $ 28,753,623 ) ............................... 28,773,284
Total Investments — 103 .2%
(Cost: $ 805,629,366 ) .............................. 885,105,061
Liabilities in Excess of Other Assets — (3.2) % ............. (27,079,347)
Net Assets — 100.0% ...............................
$ 858,025,714
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 23,686,593 $ 3,823,796
(a)
$ — $ 792 $ 9,126 $ 27,520,307 27,503,805 $ 370,732
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,436,774 — (1,183,797)
(a)
— — 1,252,977 1,252,977 44,100 —
$ 792 $ 9,126 $ 28,773,284 $ 414,832 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 15 03/15/24 $ 505 $ (29,629)
S&P Midcap 400 E-Mini Index ................................................. 4 03/15/24 1,097 (24,103)
$ (53,732)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 53,732 $ — $ — $ — $ 53,732
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 27,775 $ — $ — $ — $ 27,775
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (95,708) $ — $ — $ — $ (95,708)

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,792,700
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 856,299,876 $ — $ — $ 856,299,876
Rights ................................................ — — 31,901 31,901
Short-Term Securities
Money Market Funds ...................................... 28,773,284 — — 28,773,284
$ 885,073,160 $ — $ 31,901 $ 885,105,061
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (53,732) $ — $ — $ (53,732)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.2%
Lockheed Martin Corp. ................ 7,082 $ 3,041,082
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc. .. 1,359 171,682
Automobiles — 1.4%
Ford Motor Co. ..................... 220,952 2,589,557
General Motors Co. .................. 119,443 4,634,388
Harley-Davidson, Inc. ................. 46,428 1,506,589
Tesla, Inc.
(a)
........................ 68,265 12,785,352
Thor Industries, Inc. .................. 9,828 1,110,761
22,626,647
Banks — 2.8%
Bank of America Corp. ................ 161,095 5,478,841
Citigroup, Inc. ...................... 97,551 5,479,440
Fifth Third Bancorp .................. 14,751 505,074
JPMorgan Chase & Co. ............... 125,487 21,879,913
NU Holdings Ltd. , Class A
(a)
............. 298,423 2,569,422
Popular, Inc. ....................... 51,178 4,373,160
US Bancorp ....................... 28,175 1,170,389
Wells Fargo & Co. ................... 53,192 2,669,175
44,125,414
Beverages — 1.4%
Coca-Cola Co. (The) ................. 150,202 8,935,517
PepsiCo, Inc. ...................... 83,117 14,007,708
22,943,225
Biotechnology — 2.3%
AbbVie, Inc. ....................... 99,624 16,378,186
Amgen, Inc. ....................... 17,362 5,456,182
Biogen, Inc.
(a)
...................... 785 193,628
Gilead Sciences, Inc. ................. 68,709 5,377,166
Moderna, Inc.
(a) (b)
.................... 44,562 4,502,990
Vertex Pharmaceuticals, Inc.
(a)
........... 11,413 4,946,166
36,854,318
Broadline Retail — 3.4%
Amazon.com, Inc.
(a)
.................. 270,029 41,908,501
Coupang, Inc. , Class A
(a) (b)
.............. 44,840 627,760
eBay, Inc. ......................... 46,940 1,927,826
Etsy, Inc.
(a)
........................ 57,173 3,805,435
MercadoLibre, Inc.
(a)
.................. 3,665 6,273,783
54,543,305
Building Products — 0.9%
Builders FirstSource, Inc.
(a)
............. 46,067 8,003,220
Carrier Global Corp. .................. 18,981 1,038,451
Lennox International, Inc. .............. 844 361,367
Simpson Manufacturing Co., Inc. ......... 4,647 841,061
Trane Technologies plc ................ 7,569 1,907,766
UFP Industries, Inc. .................. 21,289 2,415,237
14,567,102
Capital Markets — 4.5%
Affiliated Managers Group, Inc. .......... 18,085 2,691,771
Ameriprise Financial, Inc. .............. 14,958 5,786,203
Bank of New York Mellon Corp. (The) ...... 105,296 5,839,716
BlackRock, Inc.
(c)
.................... 4,609 3,568,795
Blackstone, Inc. ..................... 4,188 521,197
Charles Schwab Corp. (The) ............ 6,005 377,835
Evercore, Inc. , Class A ................ 26,850 4,610,951
Goldman Sachs Group, Inc. (The) ........ 19,762 7,588,806
Interactive Brokers Group, Inc. , Class A ..... 62,290 5,528,237
Janus Henderson Group plc ............ 117,994 3,393,507
Security
Shares
Shares Value
Capital Markets (continued)
Jefferies Financial Group, Inc. ........... 124,743 $ 5,084,525
Morgan Stanley ..................... 35,856 3,128,077
MSCI, Inc. ........................ 10,518 6,296,285
Nasdaq, Inc. ....................... 56,185 3,245,807
Raymond James Financial, Inc. .......... 12,126 1,336,043
S&P Global, Inc. .................... 16,513 7,403,604
State Street Corp. ................... 45,524 3,362,858
XP, Inc. , Class A .................... 56,078 1,378,397
71,142,614
Chemicals — 1.2%
CF Industries Holdings, Inc. ............. 6,717 507,201
Dow, Inc. ......................... 22,116 1,185,418
Linde plc ......................... 34,910 14,132,615
LyondellBasell Industries NV , Class A ...... 8,373 788,067
Olin Corp. ......................... 59,688 3,107,954
19,721,255
Commercial Services & Supplies — 0.7%
Cintas Corp. ....................... 8,549 5,168,469
Tetra Tech, Inc. ..................... 9,300 1,471,074
Veralto Corp. ....................... 54,781 4,201,155
10,840,698
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................ 16,978 4,391,869
Cisco Systems, Inc. .................. 138,422 6,946,016
Motorola Solutions, Inc. ............... 8,887 2,839,397
14,177,282
Construction & Engineering — 0.2%
EMCOR Group, Inc. .................. 16,727 3,815,596
Consumer Finance — 1.1%
Ally Financial, Inc. ................... 179,593 6,587,471
American Express Co. ................ 16,221 3,256,203
Capital One Financial Corp. ............. 24,196 3,274,203
Credit Acceptance Corp.
(a) (b)
............. 551 298,130
OneMain Holdings, Inc. ................ 19,029 905,780
Synchrony Financial .................. 79,480 3,089,388
17,411,175
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc. , Class A ........... 32,524 690,159
Costco Wholesale Corp. ............... 11,535 8,015,441
Kroger Co. (The) .................... 116,505 5,375,541
Target Corp. ....................... 15,977 2,222,081
Walmart, Inc. ....................... 77,011 12,726,068
29,029,290
Diversified Consumer Services — 0.6%
Duolingo, Inc. , Class A
(a)
............... 25,522 4,565,630
H&R Block, Inc. ..................... 102,608 4,806,159
9,371,789
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ......................... 521,280 9,221,443
Verizon Communications, Inc. ........... 132,868 5,626,960
14,848,403
Electric Utilities — 1.1%
Constellation Energy Corp. ............. 7,075 863,150
Duke Energy Corp. .................. 37,187 3,563,630
Exelon Corp. ....................... 81,088 2,822,673
FirstEnergy Corp. ................... 21,797 799,514
NextEra Energy, Inc. ................. 51,787 3,036,272
NRG Energy, Inc. .................... 28,239 1,497,797

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Southern Co. (The) .................. 78,817 $ 5,479,358
18,062,394
Electrical Equipment — 1.2%
Acuity Brands, Inc. ................... 3,232 769,733
Atkore, Inc.
(a)
....................... 26,933 4,108,090
Eaton Corp. plc ..................... 20,535 5,053,253
Emerson Electric Co. ................. 56,909 5,220,263
nVent Electric plc .................... 61,281 3,679,311
18,830,650
Electronic Equipment, Instruments & Components — 0.5%
Jabil, Inc. ......................... 48,395 6,063,409
Keysight Technologies, Inc.
(a)
............ 9,165 1,404,628
7,468,037
Energy Equipment & Services — 0.4%
ChampionX Corp. ................... 22,606 619,631
Schlumberger NV ................... 21,282 1,036,433
Weatherford International plc
(a)
........... 48,035 4,301,534
5,957,598
Entertainment — 0.1%
(a)
Live Nation Entertainment, Inc. ........... 3,284 291,784
Spotify Technology SA ................ 3,044 655,525
947,309
Financial Services — 2.5%
Fidelity National Information Services, Inc. ... 26,285 1,636,504
Fiserv, Inc.
(a)
....................... 10,436 1,480,555
Mastercard, Inc. , Class A ............... 27,070 12,160,656
Visa, Inc. , Class A ................... 82,417 22,521,269
Voya Financial, Inc. .................. 31,942 2,311,643
40,110,627
Food Products — 0.8%
Archer-Daniels-Midland Co. ............. 25,635 1,424,793
General Mills, Inc. ................... 69,455 4,508,324
Hershey Co. (The) ................... 20,953 4,055,244
Kraft Heinz Co. (The) ................. 4,409 163,706
Mondelez International, Inc. , Class A ....... 29,212 2,198,787
12,350,854
Ground Transportation — 0.3%
Avis Budget Group, Inc. ............... 14,310 2,342,690
Landstar System, Inc. ................. 1,600 306,752
Uber Technologies, Inc.
(a)
.............. 29,442 1,921,679
4,571,121
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories .................. 90,948 10,290,766
Becton Dickinson & Co. ............... 1,447 345,558
Boston Scientific Corp.
(a)
............... 4,028 254,811
Dentsply Sirona, Inc. ................. 45,164 1,569,449
GE HealthCare Technologies, Inc.
(b)
....... 58,149 4,265,811
Hologic, Inc.
(a)
...................... 92,593 6,892,623
Lantheus Holdings, Inc.
(a) (b)
............. 38,804 2,015,092
Medtronic plc ...................... 15,596 1,365,274
26,999,384
Health Care Providers & Services — 3.2%
Cigna Group (The) ................... 6,237 1,877,025
CVS Health Corp. ................... 98,636 7,335,559
DaVita, Inc.
(a)
....................... 6,563 709,854
Elevance Health, Inc. ................. 13,120 6,473,933
Humana, Inc. ...................... 11,012 4,163,197
McKesson Corp. .................... 16,236 8,116,214
Molina Healthcare, Inc.
(a) (b)
.............. 14,894 5,308,817
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ............... 34,052 $ 17,425,771
51,410,370
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc. , Class A
(a)
................. 43,968 6,337,548
Booking Holdings, Inc.
(a)
............... 3,094 10,852,112
Hyatt Hotels Corp. , Class A ............. 7,151 917,974
McDonald's Corp. ................... 34,602 10,128,697
Starbucks Corp. ..................... 49,088 4,566,657
Wingstop, Inc. ...................... 20,972 5,895,439
Yum! Brands, Inc. ................... 43,292 5,605,881
44,304,308
Household Durables — 0.1%
Whirlpool Corp. ..................... 9,613 1,052,816
Household Products — 1.5%
Procter & Gamble Co. (The) ............ 149,362 23,470,745
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. ....................... 111,814 4,587,728
Industrial Conglomerates — 0.2%
3M Co. ........................... 27,570 2,601,230
Industrial REITs — 0.3%
Prologis, Inc. ....................... 33,262 4,213,963
Insurance — 2.2%
Aflac, Inc. ......................... 68,099 5,743,470
American International Group, Inc. ........ 67,175 4,669,334
Arch Capital Group Ltd.
(a)
.............. 4,819 397,230
Everest Group Ltd. ................... 2,878 1,107,944
Fidelity National Financial, Inc. , Class A ..... 78,115 3,908,094
Hartford Financial Services Group, Inc. (The) . 4,456 387,494
MetLife, Inc. ....................... 146,747 10,172,502
Principal Financial Group, Inc. ........... 6,714 531,077
Prudential Financial, Inc. ............... 36,670 3,847,783
Travelers Cos., Inc. (The) .............. 14,948 3,159,409
Unum Group ....................... 28,526 1,378,947
35,303,284
Interactive Media & Services — 3.5%
(a)
Alphabet, Inc. , Class C, NVS ............ 212,951 30,196,452
Meta Platforms, Inc. , Class A ............ 65,365 25,501,501
55,697,953
IT Services — 1.5%
Accenture plc , Class A ................ 20,377 7,414,783
Amdocs Ltd. ....................... 23,540 2,158,147
Gartner, Inc.
(a)
...................... 13,297 6,082,580
International Business Machines Corp. ..... 7,663 1,407,387
MongoDB, Inc. , Class A
(a)
.............. 1,649 660,457
Okta, Inc. , Class A
(a)
.................. 8,996 743,519
Wix.com Ltd.
(a)
...................... 36,815 4,671,087
23,137,960
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. .............. 21,912 2,850,751
Danaher Corp. ..................... 12,241 2,936,738
Medpace Holdings, Inc.
(a)
.............. 15,474 4,511,909
Mettler-Toledo International, Inc.
(a)
........ 4,165 4,986,296
Thermo Fisher Scientific, Inc. ............ 14,631 7,885,817
23,171,511
Machinery — 1.6%
AGCO Corp. ....................... 6,546 800,772
Caterpillar, Inc. ..................... 13,529 4,062,894
Crane Co. ......................... 34,942 4,336,652

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Deere & Co. ....................... 7,932 $ 3,121,877
Illinois Tool Works, Inc. ................ 15,776 4,115,958
Otis Worldwide Corp. ................. 54,310 4,803,176
PACCAR, Inc. ...................... 7,260 728,832
Parker-Hannifin Corp. ................. 2,968 1,378,636
Watts Water Technologies, Inc. , Class A ..... 9,412 1,863,670
25,212,467
Media — 1.4%
Charter Communications, Inc. , Class A
(a)
.... 3,674 1,361,989
Comcast Corp. , Class A ............... 134,378 6,253,952
Fox Corp. , Class A, NVS ............... 138,636 4,477,943
Interpublic Group of Cos., Inc. (The) ....... 130,372 4,300,972
News Corp. , Class A, NVS ............. 121,449 2,992,503
Omnicom Group, Inc. ................. 29,522 2,668,198
22,055,557
Metals & Mining — 0.9%
Commercial Metals Co. ................ 23,459 1,225,029
Nucor Corp. ....................... 24,912 4,656,800
Reliance Steel & Aluminum Co. .......... 16,087 4,591,552
Steel Dynamics, Inc. .................. 37,119 4,479,892
14,953,273
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ............... 88,574 839,682
Multi-Utilities — 0.9%
Ameren Corp. ...................... 40,991 2,851,744
Consolidated Edison, Inc. .............. 30,692 2,789,903
DTE Energy Co. .................... 40,760 4,296,919
Public Service Enterprise Group, Inc. ...... 7,920 459,280
Sempra .......................... 14,823 1,060,734
WEC Energy Group, Inc. ............... 41,780 3,374,153
14,832,733
Office REITs — 0.0%
Boston Properties, Inc. ................ 5,258 349,657
Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp.
(a)
.............. 105,925 2,366,364
APA Corp. ........................ 95,161 2,981,394
Chesapeake Energy Corp. ............. 3,781 291,553
Chevron Corp. ...................... 65,720 9,689,100
ConocoPhillips ..................... 8,870 992,287
Devon Energy Corp. .................. 32,578 1,368,928
EOG Resources, Inc. ................. 6,561 746,576
Exxon Mobil Corp. ................... 153,597 15,791,308
Kinder Morgan, Inc. .................. 36,779 622,301
Marathon Oil Corp. ................... 62,137 1,419,830
Marathon Petroleum Corp. ............. 53,116 8,796,010
Murphy Oil Corp. .................... 12,131 469,470
Ovintiv, Inc. ........................ 12,203 517,651
Phillips 66 ......................... 1,184 170,863
Range Resources Corp. ............... 153,462 4,456,536
Valero Energy Corp. .................. 21,487 2,984,544
53,664,715
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 51,453 3,424,197
Personal Care Products — 0.4%
elf Beauty, Inc.
(a)
.................... 37,843 6,037,094
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. ............... 129,882 6,347,333
Eli Lilly & Co. ...................... 26,869 17,346,895
Johnson & Johnson .................. 113,092 17,970,319
Security
Shares
Shares Value
Pharmaceuticals (continued)
Merck & Co., Inc. .................... 114,470 $ 13,825,686
Pfizer, Inc. ........................ 234,935 6,362,040
Royalty Pharma plc , Class A ............ 6,412 182,037
62,034,310
Professional Services — 0.8%
Automatic Data Processing, Inc. .......... 10,272 2,524,652
Paychex, Inc. ...................... 58,221 7,087,242
Robert Half, Inc. .................... 47,475 3,776,162
13,388,056
Residential REITs — 0.7%
AvalonBay Communities, Inc. ........... 18,994 3,400,116
Equity Residential ................... 78,531 4,726,781
Mid-America Apartment Communities, Inc. ... 20,019 2,530,001
10,656,898
Retail REITs — 0.4%
Brixmor Property Group, Inc. ............ 104,138 2,336,857
Simon Property Group, Inc. ............. 32,394 4,490,132
6,826,989
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.
(a)
.......... 8,441 1,415,471
Applied Materials, Inc. ................ 31,281 5,139,468
Axcelis Technologies, Inc.
(a)
............. 23,308 3,031,205
Broadcom, Inc. ..................... 24,409 28,802,620
Enphase Energy, Inc.
(a) (b)
............... 10,255 1,067,853
Intel Corp. ........................ 45,597 1,964,319
KLA Corp. ......................... 9,524 5,657,637
Lam Research Corp. ................. 3,769 3,110,066
Lattice Semiconductor Corp.
(a) (b)
.......... 31,796 1,935,105
Microchip Technology, Inc. .............. 15,440 1,315,179
NVIDIA Corp. ...................... 84,877 52,222,272
QUALCOMM, Inc. ................... 53,642 7,966,373
Rambus, Inc.
(a)
..................... 76,644 5,252,413
Texas Instruments, Inc. ................ 29,205 4,676,305
123,556,286
Software — 14.2%
Adobe, Inc.
(a)
....................... 10,633 6,568,855
AppLovin Corp. , Class A
(a)
.............. 54,733 2,251,168
Atlassian Corp. , Class A
(a)
.............. 41,541 10,375,696
Cadence Design Systems, Inc.
(a)
......... 27,203 7,846,977
Crowdstrike Holdings, Inc. , Class A
(a)
....... 15,528 4,541,940
DocuSign, Inc.
(a)
.................... 72,728 4,430,590
Elastic NV
(a)
....................... 27,305 3,196,323
Fair Isaac Corp.
(a)
.................... 8,457 10,138,505
Fortinet, Inc.
(a)
...................... 123,662 7,974,962
HubSpot, Inc.
(a)
..................... 4,211 2,572,921
Intuit, Inc. ......................... 12,966 8,185,825
Manhattan Associates, Inc.
(a)
............ 27,654 6,707,754
Microsoft Corp. ..................... 267,298 106,272,339
Monday.com Ltd.
(a)
................... 25,597 5,376,394
Nutanix, Inc. , Class A
(a)
................ 125,962 7,079,064
Oracle Corp. ....................... 32,434 3,622,878
Palo Alto Networks, Inc.
(a)
.............. 15,706 5,316,638
Procore Technologies, Inc.
(a)
............ 32,942 2,351,729
Qualys, Inc.
(a)
...................... 23,333 4,413,904
Salesforce, Inc.
(a)
.................... 3,031 851,984
ServiceNow, Inc.
(a)
................... 1,687 1,291,230
Smartsheet, Inc. , Class A
(a)
............. 24,197 1,088,139
Synopsys, Inc.
(a)
.................... 11,690 6,234,862
Workiva, Inc. , Class A
(a)
................ 35,762 3,323,720
Zscaler, Inc.
(a)
...................... 10,676 2,516,013
224,530,410

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs — 0.7%
Lamar Advertising Co. , Class A .......... 4,311 $ 451,276
Public Storage ...................... 13,728 3,887,632
Weyerhaeuser Co. ................... 200,996 6,586,639
10,925,547
Specialty Retail — 3.1%
AutoNation, Inc.
(a) (b)
.................. 26,196 3,658,533
AutoZone, Inc.
(a) (b)
................... 909 2,510,776
Bath & Body Works, Inc. ............... 101,502 4,330,075
Best Buy Co., Inc. ................... 28,398 2,058,571
Dick's Sporting Goods, Inc. ............. 37,790 5,633,355
Home Depot, Inc. (The) ............... 29,484 10,406,673
Lowe's Cos., Inc. .................... 46,559 9,909,618
Murphy USA, Inc. ................... 6,688 2,357,654
Wayfair, Inc. , Class A
(a) (b)
............... 25,657 1,289,264
Williams-Sonoma, Inc. ................ 38,997 7,541,630
49,696,149
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. ........................ 534,548 98,570,651
Dell Technologies, Inc. , Class C .......... 38,022 3,151,263
Hewlett Packard Enterprise Co. .......... 350,423 5,357,968
HP, Inc. .......................... 100,840 2,895,116
Super Micro Computer, Inc.
(a)
............ 4,932 2,612,037
112,587,035
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.
(a)
....................... 30,149 3,059,521
Deckers Outdoor Corp.
(a)
............... 4,628 3,488,262
PVH Corp. ........................ 14,534 1,747,859
Tapestry, Inc. ....................... 109,394 4,243,393
12,539,035
Tobacco — 0.5%
Altria Group, Inc. .................... 13,809 554,017
Philip Morris International, Inc. ........... 86,361 7,845,897
8,399,914
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc. ....... 8,711 1,537,143
Ferguson plc ....................... 39,122 7,349,459
WW Grainger, Inc. ................... 1,755 1,571,848
10,458,450
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 12,908 1,600,850
Total Long-Term Investments — 99 .7%
(Cost: $ 1,323,070,335 ) ............................ 1,582,050,023
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(e)
.................. 19,492,575 $ 19,504,271
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% ................... 3,793,020 3,793,020
Total Short-Term Securities — 1 .4%
(Cost: $ 23,292,897 ) ............................... 23,297,291
Total Investments — 101 .1%
(Cost: $ 1,346,363,232 ) ............................ 1,605,347,314
Liabilities in Excess of Other Assets — (1.1) % ............. (18,051,136)
Net Assets — 100.0% ...............................
$ 1,587,296,178
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 5,273,814 $ 14,221,202
(a)
$ — $ 5,410 $ 3,845 $ 19,504,271 19,492,575 $ 47,192
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,245,623 1,547,397
(a)
— — — 3,793,020 3,793,020 89,231 —
BlackRock, Inc. .......... 3,257,590 256,144 (127,346) 15,099 167,308 3,568,795 4,609 45,545 —
$ 20,509 $ 171,153 $ 26,866,086 $ 181,968 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 18 03/15/24 $ 4,383 $ 151,807
S&P Midcap 400 E-Mini Index ................................................. 2 03/15/24 549 (5,948)
$ 145,859
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 151,807 $ — $ — $ — $ 151,807
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 5,948 — — — 5,948
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (317) $ — $ — $ — $ (317)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 38,581 $ — $ — $ — $ 38,581

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Equity Factor ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,914,997
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,582,050,023 $ — $ — $ 1,582,050,023
Short-Term Securities
Money Market Funds ...................................... 23,297,291 — — 23,297,291
$ 1,605,347,314 $ — $ — $ 1,605,347,314
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 151,807 $ — $ — $ 151,807
Liabilities
Equity contracts ........................................... (5,948) — — (5,948)
$ 145,859 $ — $ — $ 145,859
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
AeroVironment, Inc.
(a)
................. 1,718 $ 207,260
Axon Enterprise, Inc.
(a)
................ 9,551 2,378,772
BWX Technologies, Inc. ............... 10,521 857,251
Curtiss-Wright Corp. .................. 6,370 1,417,771
Hexcel Corp. ....................... 2,362 156,813
Moog, Inc. , Class A .................. 1,289 180,202
5,198,069
Automobile Components — 0.4%
Autoliv, Inc. ........................ 5,878 629,651
Dana, Inc. ......................... 24,019 325,698
Modine Manufacturing Co.
(a) (b)
........... 21,296 1,471,341
Visteon Corp.
(a)
..................... 8,247 950,796
3,377,486
Automobiles — 0.4%
Harley-Davidson, Inc. ................. 46,275 1,501,624
Thor Industries, Inc. .................. 11,858 1,340,191
Winnebago Industries, Inc. ............. 8,879 583,528
3,425,343
Banks — 6.2%
1st Source Corp. .................... 24,225 1,266,241
Associated Banc-Corp. ................ 36,403 764,827
Axos Financial, Inc.
(a)
................. 28,763 1,594,333
BancFirst Corp. ..................... 11,275 997,950
Bancorp, Inc. (The)
(a) (b)
................ 29,125 1,271,015
Bank of Hawaii Corp. ................. 15,527 981,772
Bank of NT Butterfield & Son Ltd. (The) ..... 19,071 578,423
Bank OZK ........................ 16,821 758,795
BankUnited, Inc. .................... 56,562 1,598,442
BOK Financial Corp. .................. 1,712 143,534
Capitol Federal Financial, Inc. ........... 64,741 410,458
City Holding Co. .................... 1,743 178,152
Comerica, Inc. ...................... 32,591 1,713,635
Commerce Bancshares, Inc. ............ 34,419 1,793,918
Community Trust Bancorp, Inc. .......... 10,031 416,286
Cullen/Frost Bankers, Inc. .............. 19,915 2,113,380
Customers Bancorp, Inc.
(a)
.............. 17,219 920,183
CVB Financial Corp. .................. 20,831 349,336
Eagle Bancorp, Inc. .................. 13,473 333,996
East West Bancorp, Inc. ............... 38,456 2,799,981
First Bancorp ...................... 124,634 2,156,584
First Citizens BancShares, Inc. , Class A ..... 1,286 1,941,860
First Financial Bankshares, Inc. .......... 11,295 352,743
First Foundation, Inc. ................. 47,656 453,685
First Hawaiian, Inc. .................. 77,306 1,676,767
First Horizon Corp. ................... 22,274 317,182
Fulton Financial Corp. ................. 35,607 555,113
Hancock Whitney Corp. ............... 13,096 590,761
Hilltop Holdings, Inc. .................. 34,981 1,101,552
HomeStreet, Inc. .................... 26,755 368,149
International Bancshares Corp. .......... 15,447 816,528
Kearny Financial Corp. ................ 24,173 174,771
Metropolitan Bank Holding Corp.
(a)
........ 24,233 1,175,058
NBT Bancorp, Inc. ................... 7,109 252,867
New York Community Bancorp, Inc. ....... 136,289 881,790
Northfield Bancorp, Inc. ............... 8,084 97,251
OFG Bancorp ...................... 76,455 2,811,250
Pathward Financial, Inc. ............... 22,126 1,145,684
Pinnacle Financial Partners, Inc. .......... 8,004 707,394
Popular, Inc. ....................... 58,996 5,041,208
Preferred Bank ..................... 19,822 1,424,012
ServisFirst Bancshares, Inc. ............ 14,568 978,096
Security
Shares
Shares Value
Banks (continued)
SouthState Corp. .................... 1,551 $ 128,888
Synovus Financial Corp. ............... 8,517 320,750
Texas Capital Bancshares, Inc.
(a)
......... 3,765 229,665
Trustmark Corp. .................... 27,697 747,542
UMB Financial Corp. ................. 11,172 921,690
WaFd, Inc. ........................ 28,956 840,882
Webster Financial Corp. ............... 8,849 437,849
Western Alliance Bancorp .............. 20,186 1,291,097
Wintrust Financial Corp. ............... 1,650 160,017
Zions Bancorp NA ................... 41,802 1,751,504
52,834,846
Beverages — 0.4%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 645 225,279
Celsius Holdings, Inc.
(a) (b)
............... 17,158 856,184
Coca-Cola Consolidated, Inc. ............ 1,867 1,608,215
Duckhorn Portfolio, Inc. (The)
(a)
.......... 78,283 675,583
3,365,261
Biotechnology — 4.9%
(a)
ACADIA Pharmaceuticals, Inc. ........... 39,280 1,017,745
Agenus, Inc. ....................... 167,492 111,751
Alkermes plc ....................... 74,530 2,016,036
Amicus Therapeutics, Inc. .............. 16,069 199,738
AnaptysBio, Inc. .................... 35,202 830,767
Anavex Life Sciences Corp.
(b)
............ 46,641 278,447
Apellis Pharmaceuticals, Inc.
(b)
........... 19,285 1,220,548
Arcus Biosciences, Inc. ................ 29,072 440,150
Arrowhead Pharmaceuticals, Inc. ......... 16,690 535,749
Beam Therapeutics, Inc.
(b)
.............. 37,869 924,004
BioCryst Pharmaceuticals, Inc. ........... 74,516 394,935
Blueprint Medicines Corp.
(b)
............. 9,400 747,582
Catalyst Pharmaceuticals, Inc. ........... 110,998 1,598,371
CRISPR Therapeutics AG
(b)
............. 1,650 103,867
Cullinan Oncology, Inc. ................ 45,400 687,356
Cytokinetics, Inc. .................... 25,650 2,004,034
Denali Therapeutics, Inc. ............... 71,855 1,150,398
Dynavax Technologies Corp. ............ 30,706 396,721
Dyne Therapeutics, Inc. ............... 15,640 334,696
Eagle Pharmaceuticals, Inc. ............ 14,452 84,689
Erasca, Inc. ....................... 46,207 77,166
Exelixis, Inc. ....................... 70,434 1,532,644
Halozyme Therapeutics, Inc. ............ 45,615 1,544,068
ImmunoGen, Inc. .................... 2,907 85,233
Insmed, Inc. ....................... 6,417 178,393
Intellia Therapeutics, Inc.
(b)
............. 4,045 96,352
Ionis Pharmaceuticals, Inc.
(b)
............ 37,747 1,939,818
Ironwood Pharmaceuticals, Inc. , Class A .... 206,256 2,926,773
Karuna Therapeutics, Inc. .............. 6,601 2,068,885
Kinnate Biopharma, Inc. ............... 67,401 159,740
Legend Biotech Corp. , ADR ............. 14,527 799,857
Madrigal Pharmaceuticals, Inc. ........... 1,875 406,331
MiMedx Group, Inc. .................. 47,616 368,548
Natera, Inc. ........................ 31,117 2,051,855
Precigen, Inc. ...................... 192,332 265,418
Prothena Corp. plc ................... 10,085 286,313
PTC Therapeutics, Inc.
(b)
............... 4,854 126,641
REGENXBIO, Inc. ................... 43,803 539,653
Roivant Sciences Ltd.
(b)
................ 9,906 99,060
Sana Biotechnology, Inc.
(b)
.............. 196,357 1,078,000
Sarepta Therapeutics, Inc. .............. 17,593 2,093,391
SpringWorks Therapeutics, Inc. .......... 3,663 161,648
Sutro Biopharma, Inc.
(b)
................ 41,764 181,256
Syndax Pharmaceuticals, Inc. ........... 5,470 112,080
Travere Therapeutics, Inc. .............. 33,389 298,164

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
United Therapeutics Corp. .............. 10,092 $ 2,167,560
Vanda Pharmaceuticals, Inc. ............ 55,651 200,344
Vaxcyte, Inc. ....................... 9,683 691,560
Veracyte, Inc. ...................... 24,445 611,614
Vericel Corp. ....................... 5,372 230,888
Vir Biotechnology, Inc. ................ 160,574 1,509,396
Xencor, Inc. ....................... 105,580 1,974,346
41,940,579
Broadline Retail — 0.8%
Dillard's, Inc. , Class A
(b)
................ 6,862 2,657,447
Global-e Online Ltd.
(a)
................. 11,289 426,386
Kohl's Corp. ....................... 42,569 1,096,577
Macy's, Inc. ....................... 118,693 2,170,895
Qurate Retail, Inc.
(a)
.................. 88,527 71,698
6,423,003
Building Products — 2.6%
Advanced Drainage Systems, Inc.
(b)
....... 8,100 1,056,402
Allegion plc ........................ 11,312 1,401,444
Apogee Enterprises, Inc. ............... 13,971 737,808
AZEK Co., Inc. (The) , Class A
(a)
.......... 13,850 534,056
Builders FirstSource, Inc.
(a)
............. 35,580 6,181,313
Carlisle Cos., Inc. ................... 9,183 2,885,850
CSW Industrials, Inc. ................. 2,104 445,143
Griffon Corp. ....................... 13,496 786,277
Masonite International Corp.
(a)
........... 1,467 135,037
Owens Corning ..................... 9,411 1,426,049
Quanex Building Products Corp. .......... 9,407 293,687
Simpson Manufacturing Co., Inc. ......... 8,022 1,451,902
Trex Co., Inc.
(a)
..................... 34,019 2,771,868
UFP Industries, Inc. .................. 17,763 2,015,212
22,122,048
Capital Markets — 3.6%
Affiliated Managers Group, Inc. .......... 12,588 1,873,598
Brightsphere Investment Group, Inc. ....... 4,417 97,704
Cohen & Steers, Inc. ................. 3,443 242,456
Donnelley Financial Solutions, Inc.
(a)
....... 18,788 1,167,111
Evercore, Inc. , Class A ................ 27,913 4,793,499
Federated Hermes, Inc. , Class B ......... 25,960 907,562
Houlihan Lokey, Inc. , Class A ............ 19,576 2,344,813
Interactive Brokers Group, Inc. , Class A ..... 25,812 2,290,815
Invesco Ltd. ....................... 55,374 876,570
Janus Henderson Group plc ............ 68,049 1,957,089
Jefferies Financial Group, Inc. ........... 91,249 3,719,309
Lazard, Inc.
(b)
...................... 19,864 774,299
Moelis & Co. , Class A ................. 17,816 979,345
Piper Sandler Cos. ................... 14,236 2,469,804
Stifel Financial Corp. ................. 15,449 1,127,005
StoneX Group, Inc.
(a)
................. 10,792 709,574
TPG, Inc. , Class A ................... 42,282 1,760,200
Virtu Financial, Inc. , Class A ............. 8,770 147,248
XP, Inc. , Class A .................... 111,608 2,743,325
30,981,326
Chemicals — 1.6%
Ashland, Inc. ....................... 9,388 878,904
Avient Corp. ....................... 36,709 1,329,233
Axalta Coating Systems Ltd.
(a)
........... 6,469 209,725
Balchem Corp. ..................... 2,586 362,454
Cabot Corp. ....................... 11,538 831,890
Chemours Co. (The) .................. 45,751 1,380,308
Element Solutions, Inc. ................ 55,608 1,236,166
Huntsman Corp. .................... 52,229 1,281,699
Ingevity Corp.
(a)
..................... 2,037 88,732
Security
Shares
Shares Value
Chemicals (continued)
Innospec, Inc. ...................... 3,727 $ 432,742
Mativ Holdings, Inc. .................. 69,806 839,766
Olin Corp. ......................... 22,867 1,190,685
RPM International, Inc. ................ 16,486 1,758,397
Scotts Miracle-Gro Co. (The) ............ 25,651 1,443,125
Trinseo plc ........................ 50,873 306,764
Tronox Holdings plc .................. 10,659 146,987
13,717,577
Commercial Services & Supplies — 1.2%
ACCO Brands Corp. .................. 86,868 528,157
Brady Corp. , Class A, NVS ............. 23,129 1,393,060
Brink's Co. (The) .................... 6,622 535,322
Cimpress plc
(a)
...................... 12,387 931,750
Clean Harbors, Inc.
(a)
................. 2,649 444,926
CoreCivic, Inc.
(a)
.................... 53,955 767,240
Deluxe Corp. ....................... 35,229 666,180
GEO Group, Inc. (The)
(a)
............... 112,680 1,253,002
HNI Corp. ......................... 5,833 237,520
Interface, Inc. ...................... 19,864 246,512
Matthews International Corp. , Class A ...... 2,324 76,460
MSA Safety, Inc. .................... 1,127 185,989
SP Plus Corp.
(a)
..................... 3,164 163,674
Steelcase, Inc. , Class A ............... 36,537 463,289
Tetra Tech, Inc. ..................... 14,382 2,274,945
10,168,026
Communications Equipment — 0.4%
(a)
Calix, Inc. ......................... 18,460 612,503
Ciena Corp. ....................... 4,257 225,621
Extreme Networks, Inc. ................ 109,591 1,480,574
Lumentum Holdings, Inc. ............... 7,832 430,290
NetScout Systems, Inc. ................ 11,502 247,408
Viavi Solutions, Inc. .................. 26,676 262,225
3,258,621
Construction & Engineering — 1.6%
AECOM .......................... 18,286 1,612,642
API Group Corp.
(a)
................... 24,642 776,716
Arcosa, Inc. ....................... 9,451 739,824
Argan, Inc. ........................ 6,246 276,885
Comfort Systems USA, Inc. ............. 10,168 2,211,235
Dycom Industries, Inc.
(a)
............... 1,236 138,061
EMCOR Group, Inc. .................. 20,140 4,594,136
Fluor Corp.
(a)
....................... 15,513 584,995
MDU Resources Group, Inc. ............ 21,937 427,991
Valmont Industries, Inc. ................ 4,515 1,019,081
WillScot Mobile Mini Holdings Corp.
(a)
...... 24,962 1,180,703
13,562,269
Consumer Finance — 1.1%
Bread Financial Holdings, Inc. ........... 4,515 163,759
Credit Acceptance Corp.
(a) (b)
............. 1,869 1,011,260
Enova International, Inc.
(a)
.............. 17,798 968,745
Navient Corp. ...................... 128,666 2,215,629
OneMain Holdings, Inc. ................ 34,101 1,623,208
PROG Holdings, Inc.
(a)
................ 36,482 1,117,808
SLM Corp. ........................ 114,113 2,268,566
SoFi Technologies, Inc.
(a) (b)
............. 20,439 160,037
9,529,012
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc. , Class A ........... 73,103 1,551,246
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 25,390 1,633,593
Casey's General Stores, Inc. ............ 501 135,951
Grocery Outlet Holding Corp.
(a) (b)
.......... 3,713 92,008
Ingles Markets, Inc. , Class A ............ 33,954 2,860,624

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.
(a) (b)
......... 45,511 $ 2,292,389
United Natural Foods, Inc.
(a) (b)
........... 5,563 82,944
US Foods Holding Corp.
(a)
.............. 27,686 1,273,833
9,922,588
Containers & Packaging — 0.6%
Berry Global Group, Inc. ............... 15,777 1,032,762
Graphic Packaging Holding Co. .......... 93,814 2,393,195
Greif, Inc. , Class A, NVS ............... 1,844 115,453
O-I Glass, Inc.
(a)
..................... 11,997 174,676
Sealed Air Corp. .................... 8,365 289,011
Sonoco Products Co. ................. 19,194 1,092,139
5,097,236
Diversified Consumer Services — 1.4%
ADT, Inc. ......................... 73,939 482,822
Coursera, Inc.
(a)
..................... 40,605 777,180
Duolingo, Inc. , Class A
(a)
............... 11,590 2,073,335
H&R Block, Inc. ..................... 68,617 3,214,020
Perdoceo Education Corp. .............. 109,867 1,988,593
Service Corp. International ............. 23,599 1,583,965
Stride, Inc.
(a)
....................... 16,235 973,288
Udemy, Inc.
(a)
...................... 38,417 522,087
11,615,290
Diversified Telecommunication Services — 0.8%
Bandwidth, Inc. , Class A
(a)
.............. 60,060 831,230
EchoStar Corp. , Class A
(a)
.............. 128,398 1,719,249
Frontier Communications Parent, Inc.
(a) (b)
.... 39,286 967,614
IDT Corp. , Class B
(a)
.................. 25,817 892,752
IHS Holding Ltd.
(a) (b)
.................. 36,306 144,498
Iridium Communications, Inc. ............ 10,386 376,596
Liberty Latin America Ltd. , Class A
(a)
....... 100,674 708,745
Lumen Technologies, Inc.
(a)
............. 682,075 832,132
6,472,816
Electric Utilities — 0.8%
Hawaiian Electric Industries, Inc. ......... 38,237 495,934
IDACORP, Inc. ..................... 44,995 4,165,637
OGE Energy Corp. ................... 29,676 986,430
Otter Tail Corp. ..................... 8,178 739,455
Portland General Electric Co. ............ 15,049 615,956
7,003,412
Electrical Equipment — 2.3%
Acuity Brands, Inc. ................... 10,131 2,412,799
Array Technologies, Inc.
(a)
.............. 38,488 509,581
Atkore, Inc.
(a)
....................... 26,362 4,020,996
Encore Wire Corp.
(b)
.................. 10,537 2,376,093
EnerSys .......................... 4,172 398,718
nVent Electric plc .................... 67,938 4,078,998
Regal Rexnord Corp. ................. 14,903 1,988,954
Thermon Group Holdings, Inc.
(a)
.......... 17,623 577,682
Vertiv Holdings Co. , Class A ............ 57,708 3,250,692
19,614,513
Electronic Equipment, Instruments & Components — 2.2%
Advanced Energy Industries, Inc.
(b)
........ 1,343 139,914
Arrow Electronics, Inc.
(a)
............... 15,630 1,737,274
Badger Meter, Inc. ................... 5,322 766,315
Belden, Inc. ....................... 7,167 531,648
Crane NXT Co. ..................... 15,753 918,085
ePlus, Inc.
(a)
....................... 9,120 688,925
Flex Ltd.
(a)
......................... 84,566 2,007,597
Insight Enterprises, Inc.
(a) (b)
............. 4,018 742,285
Jabil, Inc. ......................... 43,293 5,424,180
Knowles Corp.
(a)
.................... 44,276 722,142
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc. ...................... 2,137 $ 516,940
Novanta, Inc.
(a)
..................... 8,227 1,271,483
OSI Systems, Inc.
(a)
.................. 1,056 135,200
Sanmina Corp.
(a)
.................... 28,292 1,692,427
Vishay Intertechnology, Inc. ............. 54,447 1,183,133
Vontier Corp. ....................... 13,564 469,179
18,946,727
Energy Equipment & Services — 1.6%
Archrock, Inc. ...................... 19,860 324,512
ChampionX Corp. ................... 37,238 1,020,694
Expro Group Holdings NV
(a)
............. 12,756 224,506
Helmerich & Payne, Inc. ............... 28,694 1,155,220
Nabors Industries Ltd.
(a)
............... 9,690 819,580
NOV, Inc. ......................... 84,565 1,649,863
Oceaneering International, Inc.
(a)
......... 40,631 844,312
Oil States International, Inc.
(a)
............ 17,548 108,271
Patterson-UTI Energy, Inc. ............. 134,088 1,487,036
Select Water Solutions, Inc. , Class A ....... 49,833 387,202
Transocean Ltd.
(a) (b)
.................. 247,636 1,352,093
Valaris Ltd.
(a)
....................... 1,650 102,086
Weatherford International plc
(a)
........... 42,460 3,802,293
13,277,668
Entertainment — 0.2%
Endeavor Group Holdings, Inc. , Class A ..... 57,359 1,419,635
TKO Group Holdings, Inc. .............. 5,937 496,868
1,916,503
Financial Services — 1.7%
AvidXchange Holdings, Inc.
(a)
............ 53,607 587,533
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 72,840 1,751,802
Euronet Worldwide, Inc.
(a)
.............. 8,510 848,022
EVERTEC, Inc. ..................... 8,187 328,790
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 4,940 920,273
Flywire Corp.
(a)
..................... 18,385 392,887
Jackson Financial, Inc. , Class A .......... 22,402 1,121,668
MGIC Investment Corp. ............... 38,391 761,677
Mr Cooper Group, Inc.
(a)
............... 48,059 3,237,254
Payoneer Global, Inc.
(a)
................ 18,244 85,382
PennyMac Financial Services, Inc. ........ 3,818 333,006
Radian Group, Inc. ................... 16,691 483,705
Rocket Cos., Inc. , Class A
(a)
............. 25,072 308,636
StoneCo Ltd. , Class A
(a)
............... 31,151 535,486
Voya Financial, Inc. .................. 20,781 1,503,921
Walker & Dunlop, Inc. ................. 4,548 439,291
WEX, Inc.
(a) (b)
....................... 5,294 1,082,041
14,721,374
Food Products — 0.5%
Adecoagro SA
(b)
..................... 78,184 799,823
Darling Ingredients, Inc.
(a)
.............. 8,126 351,856
Flowers Foods, Inc. .................. 28,404 647,611
Hain Celestial Group, Inc. (The)
(a)
......... 20,921 224,064
John B Sanfilippo & Son, Inc. ............ 21,233 2,274,691
Lancaster Colony Corp. ............... 1,372 252,146
Tootsie Roll Industries, Inc. ............. 3,346 109,046
4,659,237
Gas Utilities — 0.4%
National Fuel Gas Co. ................ 21,603 1,018,798
New Jersey Resources Corp. ............ 7,727 315,493
Northwest Natural Holding Co. ........... 2,139 78,844
ONE Gas, Inc. ...................... 17,864 1,096,314
Southwest Gas Holdings, Inc. ........... 1,630 95,648

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities (continued)
Spire, Inc. ......................... 18,160 $ 1,030,943
UGI Corp. ......................... 3,880 85,903
3,721,943
Ground Transportation — 1.2%
ArcBest Corp. ...................... 7,930 944,701
Avis Budget Group, Inc. ............... 6,694 1,095,875
Hertz Global Holdings, Inc.
(a)
............ 16,882 140,965
Knight-Swift Transportation Holdings, Inc. ... 7,119 408,488
Landstar System, Inc. ................. 5,328 1,021,484
Lyft, Inc. , Class A
(a)
................... 52,167 651,566
Marten Transport Ltd. ................. 5,086 94,091
Ryder System, Inc. ................... 17,411 1,977,367
Saia, Inc.
(a)
........................ 3,666 1,651,826
Schneider National, Inc. , Class B ......... 48,023 1,177,524
XPO, Inc.
(a) (b)
....................... 11,720 1,001,357
10,165,244
Health Care Equipment & Supplies — 2.3%
AtriCure, Inc.
(a)
..................... 7,648 260,491
Atrion Corp. ....................... 469 159,460
Axonics, Inc.
(a)
...................... 22,041 1,496,143
Cerus Corp.
(a)
...................... 278,317 503,754
CONMED Corp. ..................... 9,238 883,153
Embecta Corp. ..................... 15,300 262,242
Envista Holdings Corp.
(a)
............... 27,531 646,979
Establishment Labs Holdings, Inc.
(a) (b)
...... 16,009 616,347
Globus Medical, Inc. , Class A
(a)
.......... 3,260 172,095
Haemonetics Corp.
(a)
................. 21,974 1,680,132
Inari Medical, Inc.
(a) (b)
................. 14,980 853,111
Inmode Ltd.
(a) (b)
..................... 55,751 1,320,741
Inspire Medical Systems, Inc.
(a) (b)
......... 12,758 2,690,279
Integer Holdings Corp.
(a)
............... 3,513 355,937
iRhythm Technologies, Inc.
(a)
............ 7,323 877,149
Lantheus Holdings, Inc.
(a)
.............. 21,152 1,098,423
LivaNova plc
(a)
...................... 25,584 1,245,429
Masimo Corp.
(a)
..................... 5,091 656,434
Merit Medical Systems, Inc.
(a)
............ 2,742 214,699
Nevro Corp.
(a)
...................... 6,073 100,569
Orthofix Medical, Inc.
(a)
................ 18,962 263,382
Paragon 28, Inc.
(a)
................... 40,424 512,576
Penumbra, Inc.
(a)
.................... 2,913 734,630
QuidelOrtho Corp.
(a) (b)
................. 9,624 659,340
Shockwave Medical, Inc.
(a)
.............. 6,268 1,418,135
STAAR Surgical Co.
(a)
................. 11,731 328,585
20,010,215
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.
(a)
............ 11,209 920,707
Accolade, Inc.
(a)
..................... 25,404 287,573
Alignment Healthcare, Inc.
(a)
............ 34,705 232,524
AMN Healthcare Services, Inc.
(a)
.......... 13,931 1,031,033
Brookdale Senior Living, Inc.
(a)
........... 66,826 365,538
Chemed Corp. ...................... 5,568 3,300,655
Encompass Health Corp. .............. 4,867 345,752
Ensign Group, Inc. (The)
(b)
.............. 9,783 1,107,631
Guardant Health, Inc.
(a) (b)
............... 53,654 1,176,632
HealthEquity, Inc.
(a)
................... 1,217 91,981
Hims & Hers Health, Inc. , Class A
(a)
........ 13,801 118,413
National Research Corp. ............... 18,557 731,146
Option Care Health, Inc.
(a)
.............. 35,009 1,093,681
Owens & Minor, Inc.
(a)
................. 29,663 584,658
Patterson Cos., Inc. .................. 13,234 395,167
Tenet Healthcare Corp.
(a)
............... 19,893 1,645,947
13,429,038
Security
Shares
Shares Value
Health Care REITs — 0.1%
Medical Properties Trust, Inc. ............ 51,041 $ 158,227
National Health Investors, Inc. ........... 5,709 303,605
Omega Healthcare Investors, Inc. ......... 23,672 686,488
1,148,320
Health Care Technology — 0.5%
(a)
Doximity, Inc. , Class A
(b)
............... 29,675 799,741
Evolent Health, Inc. , Class A ............ 13,963 410,652
Health Catalyst, Inc. .................. 12,608 123,180
Teladoc Health, Inc. .................. 112,812 2,191,937
Veradigm, Inc.
(b)
..................... 119,774 1,093,537
4,619,047
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. ............. 36,608 552,049
Pebblebrook Hotel Trust
(b)
.............. 6,132 93,329
RLJ Lodging Trust ................... 22,354 258,859
Ryman Hospitality Properties, Inc. ........ 1,229 135,067
Service Properties Trust ............... 83,228 643,353
Sunstone Hotel Investors, Inc. ........... 15,133 161,469
Xenia Hotels & Resorts, Inc. ............ 20,030 267,000
2,111,126
Hotels, Restaurants & Leisure — 2.8%
Arcos Dorados Holdings, Inc. , Class A ...... 90,960 1,126,085
Bloomin' Brands, Inc. ................. 36,566 973,387
Boyd Gaming Corp. .................. 1,909 121,202
Cava Group, Inc.
(a) (b)
.................. 40,105 1,876,914
Cheesecake Factory, Inc. (The) .......... 2,404 82,626
Churchill Downs, Inc.
(b)
................ 6,839 827,314
Dine Brands Global, Inc. ............... 11,266 525,559
Everi Holdings, Inc.
(a)
................. 49,103 511,162
International Game Technology plc ........ 66,635 1,729,845
Jack in the Box, Inc. .................. 18,913 1,474,647
Life Time Group Holdings, Inc.
(a)
.......... 11,558 153,721
Light & Wonder, Inc. , Class A
(a)
........... 18,536 1,489,924
MakeMyTrip Ltd.
(a) (b)
.................. 16,081 890,727
Marriott Vacations Worldwide Corp. ........ 7,394 620,283
Papa John's International, Inc. ........... 9,953 731,346
Planet Fitness, Inc. , Class A
(a)
........... 9,586 649,547
PlayAGS, Inc.
(a)
..................... 61,589 536,440
SeaWorld Entertainment, Inc.
(a)
.......... 30,076 1,485,754
Six Flags Entertainment Corp.
(a)
.......... 22,178 559,107
Texas Roadhouse, Inc. ................ 3,717 467,301
Travel + Leisure Co. .................. 30,597 1,236,731
Wendy's Co. (The) ................... 67,841 1,294,406
Wingstop, Inc. ...................... 12,440 3,497,008
Wyndham Hotels & Resorts, Inc. ......... 12,974 1,011,064
23,872,100
Household Durables — 1.7%
Cavco Industries, Inc.
(a) (b)
............... 3,484 1,156,409
GoPro, Inc. , Class A
(a)
................. 149,661 445,990
Helen of Troy Ltd.
(a) (b)
................. 6,391 731,769
Hovnanian Enterprises, Inc. , Class A
(a)
...... 6,643 1,122,468
Lovesac Co. (The)
(a)
.................. 37,488 868,222
SharkNinja, Inc. ..................... 27,062 1,264,337
Skyline Champion Corp.
(a) (b)
............. 16,312 1,117,046
Sonos, Inc.
(a)
....................... 35,578 554,305
Taylor Morrison Home Corp.
(a)
........... 4,282 223,263
Tempur Sealy International, Inc. .......... 43,575 2,173,957
Toll Brothers, Inc. .................... 5,101 506,784
TopBuild Corp.
(a)
.................... 5,993 2,212,196
TRI Pointe Homes, Inc.
(a)
............... 34,813 1,202,093
Worthington Enterprises, Inc. ............ 20,065 1,144,508
14,723,347

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.2%
Central Garden & Pet Co. , Class A, NVS
(a)
... 13,882 $ 573,049
Energizer Holdings, Inc. ............... 3,795 119,998
Spectrum Brands Holdings, Inc. .......... 16,576 1,303,205
1,996,252
Independent Power and Renewable Electricity Producers — 0.3%
Atlantica Sustainable Infrastructure plc ..... 65,672 1,259,589
Clearway Energy, Inc. , Class A ........... 60,770 1,364,894
2,624,483
Industrial REITs — 1.0%
EastGroup Properties, Inc. ............. 5,392 956,702
First Industrial Realty Trust, Inc. .......... 110,328 5,684,099
Industrial Logistics Properties Trust ........ 160,308 638,026
LXP Industrial Trust .................. 74,574 677,878
STAG Industrial, Inc. ................. 10,614 392,081
8,348,786
Insurance — 3.3%
American Equity Investment Life Holding Co.
(a)
30,482 1,682,911
AMERISAFE, Inc. ................... 4,161 207,384
Assurant, Inc. ...................... 7,982 1,340,577
Assured Guaranty Ltd. ................ 29,461 2,390,171
Axis Capital Holdings Ltd. .............. 1,491 88,744
CNO Financial Group, Inc. .............. 42,272 1,148,953
Employers Holdings, Inc. ............... 22,225 927,227
First American Financial Corp. ........... 26,781 1,616,233
Genworth Financial, Inc. , Class A
(a)
........ 172,123 1,061,999
Hanover Insurance Group, Inc. (The) ...... 10,060 1,328,021
Horace Mann Educators Corp. ........... 979 36,057
Kinsale Capital Group, Inc. ............. 3,771 1,499,236
Mercury General Corp. ................ 8,752 350,518
National Western Life Group, Inc. , Class A ... 2,929 1,417,636
Old Republic International Corp. .......... 112,212 3,146,424
Oscar Health, Inc. , Class A
(a)
............ 39,522 494,815
Primerica, Inc. ...................... 9,575 2,242,082
RenaissanceRe Holdings Ltd. ........... 11,319 2,590,127
RLI Corp. ......................... 1,976 269,467
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
... 22,155 959,755
Universal Insurance Holdings, Inc. ........ 29,458 489,592
Unum Group ....................... 26,356 1,274,049
White Mountains Insurance Group Ltd. ..... 838 1,320,663
27,882,641
Interactive Media & Services — 0.6%
Angi, Inc. , Class A
(a) (b)
................. 123,665 293,086
Bumble, Inc. , Class A
(a)
................ 25,640 351,781
Cargurus, Inc. , Class A
(a) (b)
.............. 19,896 462,383
Cars.com, Inc.
(a)
..................... 45,129 786,598
Shutterstock, Inc. .................... 35,172 1,652,029
Yelp, Inc.
(a)
........................ 15,693 686,255
ZipRecruiter, Inc. , Class A
(a)
............. 51,987 723,659
4,955,791
IT Services — 0.8%
(a)
BigCommerce Holdings, Inc. ............ 10,297 84,229
Couchbase, Inc. .................... 30,361 759,025
DigitalOcean Holdings, Inc. ............. 14,851 500,776
Kyndryl Holdings, Inc. ................. 23,117 474,361
Rackspace Technology, Inc. ............. 59,222 99,493
Squarespace, Inc. , Class A ............. 33,971 1,053,101
Wix.com Ltd. ....................... 29,561 3,750,700
6,721,685
Leisure Products — 0.8%
Acushnet Holdings Corp. ............... 19,756 1,251,345
Brunswick Corp. .................... 11,548 931,693
Security
Shares
Shares Value
Leisure Products (continued)
Mattel, Inc.
(a)
....................... 62,525 $ 1,118,572
Polaris, Inc. ........................ 10,807 972,198
Topgolf Callaway Brands Corp.
(a)
......... 27,015 355,787
Vista Outdoor, Inc.
(a)
.................. 48,000 1,347,360
YETI Holdings, Inc.
(a) (b)
................ 20,991 922,974
6,899,929
Life Sciences Tools & Services — 0.8%
AbCellera Biologics, Inc.
(a) (b)
............. 16,561 84,627
Adaptive Biotechnologies Corp.
(a)
......... 18,220 66,867
Bruker Corp. ....................... 26,097 1,866,197
Medpace Holdings, Inc.
(a)
.............. 12,837 3,743,012
Repligen Corp.
(a)
.................... 6,311 1,195,303
6,956,006
Machinery — 4.1%
AGCO Corp. ....................... 22,025 2,694,318
Alamo Group, Inc. ................... 1,905 404,393
Albany International Corp. , Class A ........ 1,299 115,494
Allison Transmission Holdings, Inc. ........ 48,716 2,949,267
Chart Industries, Inc.
(a)
................ 3,714 433,498
Donaldson Co., Inc. .................. 24,342 1,572,250
Federal Signal Corp. ................. 2,423 186,523
Graco, Inc. ........................ 34,803 2,968,696
Hillenbrand, Inc. .................... 28,136 1,310,294
ITT, Inc. .......................... 26,240 3,169,267
Kadant, Inc. ....................... 4,668 1,335,048
Lincoln Electric Holdings, Inc. ........... 2,654 589,772
Manitowoc Co., Inc. (The)
(a)
............. 19,964 321,420
Middleby Corp. (The)
(a)
................ 6,295 888,036
Mueller Industries, Inc. ................ 54,896 2,635,008
Nordson Corp. ...................... 7,832 1,971,471
SPX Technologies, Inc.
(a)
............... 18,614 1,873,313
Tennant Co. ....................... 1,813 171,365
Terex Corp. ........................ 35,980 2,210,251
Timken Co. (The) .................... 25,440 2,083,790
Toro Co. (The) ...................... 31,700 2,931,616
Trinity Industries, Inc. ................. 15,857 398,645
Wabash National Corp. ................ 39,333 995,125
Watts Water Technologies, Inc. , Class A ..... 4,741 938,765
35,147,625
Marine Transportation — 0.6%
Matson, Inc. ....................... 13,730 1,538,172
ZIM Integrated Shipping Services Ltd. ...... 222,911 3,343,665
4,881,837
Media — 0.7%
AMC Networks, Inc. , Class A
(a) (b)
.......... 31,159 563,666
EW Scripps Co. (The) , Class A, NVS
(a)
..... 21,292 169,697
John Wiley & Sons, Inc. , Class A ......... 13,072 442,357
Magnite, Inc.
(a)
...................... 19,251 170,371
New York Times Co. (The) , Class A ........ 22,765 1,105,469
Nexstar Media Group, Inc. .............. 4,630 822,797
Scholastic Corp. , NVS ................ 4,745 182,398
Sinclair, Inc. , Class A ................. 69,095 1,084,792
Stagwell, Inc. , Class A
(a) (b)
.............. 15,582 101,595
TechTarget, Inc.
(a) (b)
.................. 10,401 355,402
TEGNA, Inc. ....................... 55,843 870,592
5,869,136
Metals & Mining — 1.9%
Alcoa Corp. ........................ 42,370 1,260,507
Algoma Steel Group, Inc.
(b)
............. 10,925 91,115
Alpha Metallurgical Resources, Inc. ....... 7,348 2,933,616
Arch Resources, Inc. , Class A ........... 1,952 345,426
ATI, Inc.
(a) (b)
........................ 24,579 1,004,544

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Commercial Metals Co. ................ 23,788 $ 1,242,209
Kaiser Aluminum Corp. ................ 1,783 115,717
Lithium Americas Corp.
(a) (b)
............. 33,820 147,455
Materion Corp. ..................... 10,765 1,259,182
Nexa Resources SA .................. 57,284 418,746
Reliance Steel & Aluminum Co. .......... 16,167 4,614,385
Royal Gold, Inc. ..................... 9,905 1,133,033
United States Steel Corp. .............. 27,793 1,306,827
Warrior Met Coal, Inc. ................. 8,701 558,343
16,431,105
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp. ............... 173,178 1,641,728
ARMOUR Residential REIT, Inc. .......... 4,315 82,201
BrightSpire Capital, Inc. , Class A ......... 51,082 365,236
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 24,476 582,284
Invesco Mortgage Capital, Inc. ........... 40,960 360,858
KKR Real Estate Finance Trust, Inc. ....... 34,717 424,936
Ladder Capital Corp. , Class A ........... 51,466 562,523
MFA Financial, Inc. ................... 86,297 955,308
Starwood Property Trust, Inc. ............ 30,497 620,004
Two Harbors Investment Corp. ........... 20,307 253,025
5,848,103
Multi-Utilities — 0.0%
Black Hills Corp. .................... 1,586 82,091
Office REITs — 1.9%
Brandywine Realty Trust ............... 252,390 1,196,328
COPT Defense Properties .............. 10,626 250,348
Cousins Properties, Inc. ............... 27,293 625,283
Douglas Emmett, Inc. ................. 76,984 1,043,133
Equity Commonwealth ................ 33,607 642,230
Highwoods Properties, Inc. ............. 57,776 1,327,115
Hudson Pacific Properties, Inc. ........... 58,793 481,515
Kilroy Realty Corp. ................... 31,676 1,132,734
Office Properties Income Trust ........... 172,599 633,438
Paramount Group, Inc. ................ 260,201 1,235,955
Piedmont Office Realty Trust, Inc. , Class A ... 180,419 1,226,849
SL Green Realty Corp. ................ 68,817 3,093,324
Vornado Realty Trust ................. 118,958 3,234,468
16,122,720
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp. ............... 251,738 3,081,273
Antero Resources Corp.
(a)
.............. 71,356 1,594,093
APA Corp. ........................ 98,397 3,082,778
Berry Corp. ........................ 11,741 78,782
California Resources Corp. ............. 17,006 810,846
Chesapeake Energy Corp. ............. 23,380 1,802,832
Chord Energy Corp. .................. 2,117 325,510
CNX Resources Corp.
(a) (b)
.............. 15,229 307,626
CONSOL Energy, Inc. ................. 7,835 741,191
CVR Energy, Inc. .................... 12,919 435,758
DT Midstream, Inc. ................... 29,082 1,561,413
Equitrans Midstream Corp. ............. 164,333 1,674,553
Kosmos Energy Ltd.
(a)
................. 128,192 776,844
Murphy Oil Corp. .................... 58,652 2,269,832
Ovintiv, Inc. ........................ 56,479 2,395,839
PBF Energy, Inc. , Class A .............. 7,318 369,632
Permian Resources Corp. , Class A ........ 65,061 877,022
Range Resources Corp. ............... 59,090 1,715,974
SFL Corp. Ltd. ...................... 61,705 750,950
SM Energy Co. ..................... 16,606 615,750
Targa Resources Corp. ................ 32,016 2,720,079
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc. ................... 51,239 $ 155,767
28,144,344
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ................ 44,609 2,968,729
Mercer International, Inc. ............... 81,618 690,488
Sylvamo Corp. ..................... 10,719 497,683
4,156,900
Passenger Airlines — 0.1%
Joby Aviation, Inc. , Class A
(a) (b)
........... 89,107 486,524
Personal Care Products — 0.9%
BellRing Brands, Inc.
(a)
................ 8,110 448,240
Coty, Inc. , Class A
(a) (b)
................. 75,646 913,804
Edgewell Personal Care Co. ............ 2,739 101,480
elf Beauty, Inc.
(a) (b)
................... 16,309 2,601,775
Herbalife Ltd.
(a) (b)
.................... 57,260 689,983
Inter Parfums, Inc. ................... 10,101 1,405,554
Medifast, Inc. ...................... 13,001 710,505
Nu Skin Enterprises, Inc. , Class A ......... 28,094 521,424
USANA Health Sciences, Inc.
(a)
.......... 6,452 302,082
7,694,847
Pharmaceuticals — 0.7%
(a)
Amphastar Pharmaceuticals, Inc. ......... 6,712 358,152
Athira Pharma, Inc. .................. 116,117 368,091
Axsome Therapeutics, Inc.
(b)
............ 20,313 1,828,779
Corcept Therapeutics, Inc. .............. 58,479 1,233,907
Innoviva, Inc.
(b)
..................... 48,892 792,050
Ligand Pharmaceuticals, Inc. ............ 5,997 438,381
Prestige Consumer Healthcare, Inc.
(b)
...... 10,757 661,986
Tilray Brands, Inc. , Class 2
(b)
............ 224,550 410,927
6,092,273
Professional Services — 2.7%
Alight, Inc. , Class A
(a)
................. 118,698 1,058,786
ASGN, Inc.
(a)
....................... 7,064 655,680
CACI International, Inc. , Class A
(a)
........ 323 111,025
Clarivate plc
(a) (b)
..................... 49,218 440,009
Conduent, Inc.
(a)
.................... 145,096 522,346
Dun & Bradstreet Holdings, Inc. .......... 23,606 273,594
ExlService Holdings, Inc.
(a)
............. 52,085 1,629,219
Exponent, Inc. ...................... 20,029 1,766,358
Fiverr International Ltd.
(a) (b)
.............. 28,037 754,756
FTI Consulting, Inc.
(a)
................. 1,918 367,508
Heidrick & Struggles International, Inc. ..... 71,526 2,143,634
Huron Consulting Group, Inc.
(a)
........... 13,021 1,348,064
ICF International, Inc. ................. 6,457 897,781
Insperity, Inc. ....................... 15,430 1,769,667
KBR, Inc. ......................... 23,934 1,247,201
Kforce, Inc. ........................ 30,660 2,095,611
Korn Ferry ........................ 2,548 149,491
Legalzoom.com, Inc.
(a) (b)
............... 27,420 282,700
ManpowerGroup, Inc. ................. 6,003 445,062
Maximus, Inc. ...................... 5,559 450,946
Paycor HCM, Inc.
(a) (b)
................. 8,082 157,033
Paylocity Holding Corp.
(a) (b)
............. 7,053 1,117,266
Robert Half, Inc. .................... 23,105 1,837,772
TriNet Group, Inc.
(a) (b)
................. 14,513 1,650,128
TrueBlue, Inc.
(a)
..................... 5,586 76,975
Upwork, Inc.
(a)
...................... 8,982 123,143
23,371,755
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(a)
............ 148,373 1,056,416
DigitalBridge Group, Inc. , Class A ......... 16,807 330,089

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
eXp World Holdings, Inc.
(b)
.............. 72,299 $ 895,062
Kennedy-Wilson Holdings, Inc. ........... 22,453 234,634
Opendoor Technologies, Inc.
(a)
........... 68,044 232,710
St. Joe Co. (The) .................... 38,175 2,107,260
4,856,171
Residential REITs — 0.4%
American Homes 4 Rent , Class A ......... 66,626 2,335,241
Apartment Investment & Management Co. ,
Class A
(a)
....................... 74,772 555,556
Veris Residential, Inc. ................. 5,425 82,731
2,973,528
Retail REITs — 1.6%
Alexander's, Inc. .................... 4,683 1,029,277
Brixmor Property Group, Inc. ............ 131,619 2,953,530
InvenTrust Properties Corp. ............. 53,273 1,322,769
Kimco Realty Corp. .................. 64,042 1,293,648
Kite Realty Group Trust ................ 64,615 1,382,761
Macerich Co. (The) .................. 165,658 2,615,740
NNN REIT, Inc. ..................... 23,914 964,691
SITE Centers Corp. .................. 59,335 790,342
Tanger, Inc. ........................ 60,709 1,633,072
13,985,830
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc.
(a)
............ 17,581 456,051
Axcelis Technologies, Inc.
(a)
............. 15,512 2,017,336
Canadian Solar, Inc.
(a) (b)
................ 3,731 82,455
Cirrus Logic, Inc.
(a)
................... 10,299 795,083
Entegris, Inc. ....................... 22,796 2,683,089
Impinj, Inc.
(a) (b)
...................... 11,386 1,104,214
Kulicke & Soffa Industries, Inc. ........... 22,951 1,154,894
Lattice Semiconductor Corp.
(a) (b)
.......... 47,679 2,901,744
MACOM Technology Solutions Holdings,
Inc.
(a) (b)
......................... 6,875 592,831
MKS Instruments, Inc. ................ 7,146 760,692
Onto Innovation, Inc.
(a) (b)
............... 9,440 1,524,560
Power Integrations, Inc. ............... 1,192 89,352
Rambus, Inc.
(a)
..................... 44,140 3,024,914
Silicon Laboratories, Inc.
(a)
.............. 3,054 376,742
Synaptics, Inc.
(a)
.................... 13,484 1,440,226
Universal Display Corp. ............... 2,157 366,194
Veeco Instruments, Inc.
(a)
.............. 23,016 733,750
20,104,127
Software — 7.4%
A10 Networks, Inc. ................... 71,577 956,985
Adeia, Inc. ........................ 52,715 639,960
Agilysys, Inc.
(a)
..................... 3,491 292,232
Alarm.com Holdings, Inc.
(a)
............. 4,531 275,575
Amplitude, Inc. , Class A
(a)
.............. 31,657 410,275
AppLovin Corp. , Class A
(a)
.............. 62,521 2,571,489
Asana, Inc. , Class A
(a) (b)
................ 37,652 655,898
Aspen Technology, Inc.
(a)
............... 9,373 1,799,522
Bentley Systems, Inc. , Class B
(b)
.......... 29,706 1,497,182
Blackbaud, Inc.
(a)
.................... 15,262 1,235,001
BlackLine, Inc.
(a) (b)
................... 26,506 1,555,372
Box, Inc. , Class A
(a)
.................. 65,941 1,713,147
Clear Secure, Inc. , Class A ............. 42,149 802,096
CommVault Systems, Inc.
(a)
............. 4,598 421,545
Confluent, Inc. , Class A
(a) (b)
............. 18,373 410,820
CyberArk Software Ltd.
(a)
............... 2,896 676,158
Domo, Inc. , Class B
(a)
................. 94,357 1,025,661
Elastic NV
(a)
....................... 30,224 3,538,021
Five9, Inc.
(a)
....................... 19,769 1,499,676
Security
Shares
Shares Value
Software (continued)
Gitlab, Inc. , Class A
(a) (b)
................ 31,060 $ 2,208,677
InterDigital, Inc. ..................... 5,097 535,440
Jamf Holding Corp.
(a)
................. 4,856 90,030
JFrog Ltd.
(a)
........................ 39,548 1,286,497
LiveRamp Holdings, Inc.
(a)
.............. 6,411 253,106
Manhattan Associates, Inc.
(a)
............ 20,896 5,068,534
MicroStrategy, Inc. , Class A
(a) (b)
........... 974 488,179
Mitek Systems, Inc.
(a)
................. 11,035 139,041
Model N, Inc.
(a)
..................... 37,398 1,007,876
Monday.com Ltd.
(a)
................... 16,001 3,360,850
Nutanix, Inc. , Class A
(a)
................ 100,810 5,665,522
PagerDuty, Inc.
(a) (b)
................... 41,387 980,044
Pegasystems, Inc. ................... 9,040 440,610
Progress Software Corp. ............... 33,524 1,904,498
PROS Holdings, Inc.
(a)
................ 7,477 257,358
Qualys, Inc.
(a) (b)
..................... 9,095 1,720,501
Rapid7, Inc.
(a)
...................... 8,377 460,986
RingCentral, Inc. , Class A
(a) (b)
............ 51,933 1,760,009
Smartsheet, Inc. , Class A
(a)
............. 46,655 2,098,075
SolarWinds Corp.
(a)
.................. 6,804 80,423
Sprout Social, Inc. , Class A
(a) (b)
........... 50,486 3,096,306
SPS Commerce, Inc.
(a)
................ 6,326 1,162,719
Tenable Holdings, Inc.
(a)
............... 18,306 862,213
Teradata Corp.
(a)
.................... 17,436 805,195
Varonis Systems, Inc.
(a)
................ 28,244 1,267,591
Workiva, Inc. , Class A
(a) (b)
.............. 37,547 3,489,618
Yext, Inc.
(a)
........................ 118,385 702,023
63,168,536
Specialized REITs — 1.0%
CubeSmart ........................ 23,647 1,022,023
EPR Properties ..................... 4,727 209,264
Gaming & Leisure Properties, Inc. ........ 37,987 1,734,107
Lamar Advertising Co. , Class A
(b)
......... 26,270 2,749,944
Outfront Media, Inc. .................. 21,308 277,430
PotlatchDeltic Corp. .................. 10,693 478,298
Rayonier, Inc. ...................... 20,998 636,239
Safehold, Inc. ...................... 35,210 699,271
Uniti Group, Inc. .................... 73,281 385,458
8,192,034
Specialty Retail — 4.5%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 12,649 131,550
Aaron's Co., Inc. (The) ................ 80,689 830,290
Abercrombie & Fitch Co. , Class A
(a) (b)
....... 29,490 3,005,031
Academy Sports & Outdoors, Inc. ......... 31,187 1,956,361
American Eagle Outfitters, Inc. ........... 27,893 552,839
Asbury Automotive Group, Inc.
(a)
.......... 5,921 1,237,844
AutoNation, Inc.
(a)
.................... 14,606 2,039,874
Bath & Body Works, Inc. ............... 65,275 2,784,632
Buckle, Inc. (The) ................... 25,515 948,903
Caleres, Inc. ....................... 26,409 828,450
Carvana Co. , Class A
(a) (b)
............... 3,820 164,489
Chewy, Inc. , Class A
(a) (b)
............... 4,498 80,154
Children's Place, Inc. (The)
(a)
............ 19,169 427,085
Citi Trends, Inc.
(a) (b)
................... 16,872 454,363
Designer Brands, Inc. , Class A ........... 24,947 213,796
Dick's Sporting Goods, Inc. ............. 23,458 3,496,884
Five Below, Inc.
(a) (b)
................... 2,701 484,721
Foot Locker, Inc. .................... 11,789 331,978
GameStop Corp. , Class A
(a) (b)
............ 85,086 1,210,774
Gap, Inc. (The) ..................... 58,895 1,100,748
Genesco, Inc.
(a)
..................... 23,696 658,275
Group 1 Automotive, Inc.
(b)
.............. 7,047 1,832,643
Guess?, Inc. ....................... 90,532 2,022,485

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Hibbett, Inc. ....................... 8,561 $ 570,591
MarineMax, Inc.
(a)
.................... 2,538 71,064
ODP Corp. (The)
(a)
................... 18,292 935,453
Petco Health & Wellness Co., Inc.
(a) (b)
...... 22,974 54,908
RH
(a) (b)
........................... 1,075 272,491
Signet Jewelers Ltd. .................. 30,984 3,082,288
Sleep Number Corp.
(a) (b)
............... 38,780 399,434
Sonic Automotive, Inc. , Class A .......... 6,224 314,685
Upbound Group, Inc. ................. 37,206 1,235,239
Wayfair, Inc. , Class A
(a) (b)
............... 13,810 693,953
Williams-Sonoma, Inc. ................ 20,906 4,043,011
38,467,286
Technology Hardware, Storage & Peripherals — 1.2%
Pure Storage, Inc. , Class A
(a) (b)
........... 82,223 3,288,098
Super Micro Computer, Inc.
(a)
............ 9,957 5,273,327
Xerox Holdings Corp. ................. 82,986 1,531,921
10,093,346
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.
(a)
................. 16,646 811,326
Crocs, Inc.
(a) (b)
...................... 26,005 2,638,987
Deckers Outdoor Corp.
(a)
............... 7,230 5,449,468
G-III Apparel Group Ltd.
(a)
.............. 15,191 457,097
On Holding AG , Class A
(a) (b)
............. 18,935 502,914
Oxford Industries, Inc. ................ 7,398 702,292
PVH Corp.
(b)
....................... 16,406 1,972,986
Ralph Lauren Corp. .................. 965 138,641
Tapestry, Inc. ....................... 52,211 2,025,265
Under Armour, Inc. , Class C, NVS
(a)
....... 161,519 1,195,241
15,894,217
Tobacco — 0.4%
Turning Point Brands, Inc. .............. 6,881 167,139
Universal Corp. ..................... 12,188 706,295
Vector Group Ltd. ................... 263,876 2,762,782
3,636,216
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc. ....... 4,659 822,127
Beacon Roofing Supply, Inc.
(a)
........... 4,497 372,756
Boise Cascade Co. .................. 15,562 2,108,029
Core & Main, Inc. , Class A
(a)
............. 68,538 2,831,305
DNOW, Inc.
(a)
...................... 171,778 1,733,240
GATX Corp. ....................... 9,769 1,198,168
Global Industrial Co. .................. 7,448 316,763
GMS, Inc.
(a)
........................ 8,206 690,617
H&E Equipment Services, Inc. ........... 15,084 811,368
McGrath RentCorp ................... 6,907 867,865
MRC Global, Inc.
(a)
................... 88,001 938,091
MSC Industrial Direct Co., Inc. , Class A ..... 1,851 182,657
Rush Enterprises, Inc. , Class A .......... 9,706 435,896
SiteOne Landscape Supply, Inc.
(a) (b)
........ 3,474 536,907
Watsco, Inc. ....................... 5,995 2,343,925
WESCO International, Inc. .............. 11,306 1,961,817
18,151,531
Water Utilities — 0.2%
American States Water Co. ............. 14,429 1,076,403
Middlesex Water Co. ................. 3,363 188,227
1,264,630
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. .......... 14,776 283,847
Total Long-Term Investments — 99 .5%
(Cost: $ 772,459,197 ) .............................. 848,737,342
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(e)
.................. 79,698,721 $ 79,746,540
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% ................... 3,861,754 3,861,754
Total Short-Term Securities — 9 .8%
(Cost: $ 83,584,199 ) ............................... 83,608,294
Total Investments — 109 .3%
(Cost: $ 856,043,396 ) .............................. 932,345,636
Liabilities in Excess of Other Assets — (9.3) % ............. (79,173,993)
Net Assets — 100.0% ...............................
$ 853,171,643
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 54,600,717 $ 25,122,007
(a)
$ — $ 1,425 $ 22,391 $ 79,746,540 79,698,721 $ 221,597
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,452,652 1,409,102
(a)
— — — 3,861,754 3,861,754 80,579 —
$ 1,425 $ 22,391 $ 83,608,294 $ 302,176 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 144 03/15/24 $ 1,408 $ (32,182)
S&P Midcap 400 E-Mini Index ................................................. 3 03/15/24 823 (5,251)
$ (37,433)

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 407,434 $ 1,166
(c)
$ 406,382 0 .0%
Monthly HSBC Bank plc
(d)
02/10/28 988,864 (20,147)
(e)
969,806 0 .1
Monthly
JPMorgan Chase
Bank NA
(f)
02/08/24 741,149 (8,729)
(g)
734,580 0 .1
$ (27,710) $ 2,110,768
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $2,218 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(1,089) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(2,160) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bank of Hawaii Corp. ....... 532 $ 33,638 8 .3%
BankUnited, Inc. .......... 616 17,408 4 .3
City Holding Co. .......... 88 8,995 2 .2
CVB Financial Corp. ....... 403 6,758 1 .7
Eagle Bancorp, Inc. ........ 284 7,040 1 .7
Fulton Financial Corp. ...... 1,045 16,292 4 .0
NBT Bancorp, Inc. ......... 277 9,853 2 .4
Preferred Bank ........... 3,539 254,242 62 .6
354,226
Insurance
Genworth Financial, Inc. , Class
A .................. 2,900 17,893 4 .4
Office REITs
Douglas Emmett, Inc. ...... 588 7,967 1 .9
SL Green Realty Corp. ...... 585 26,296 6 .5
34,263
Total Reference Entity — Long ............ 406,382
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 406,382
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Oil, Gas & Consumable Fuels
$
SFL Corp. Ltd. ........... 1,129 13,740 1 .4
Banks
Axos Financial, Inc. ........ 572 31,706 3 .3
Bancorp, Inc. (The) ........ 1,438 62,754 6 .5
BankUnited, Inc. .......... 1,788 50,529 5 .2
CVB Financial Corp. ....... 79 1,325 0 .1
First Bancorp ............ 5,474 91,306 9 .4
Fulton Financial Corp. ...... 521 8,122 0 .8
NBT Bancorp, Inc. ......... 209 7,434 0 .8
OFG Bancorp ............ 2,014 74,055 7 .7
Pathward Financial, Inc. ..... 686 35,521 3 .7
Preferred Bank ........... 1,195 85,849 8 .8
Trustmark Corp. .......... 777 20,971 2 .2
WaFd, Inc. .............. 5,005 145,345 15 .0
614,917
Consumer Finance
Bread Financial Holdings, Inc. . 247 8,959 0 .9
Enova International, Inc. ..... 484 26,344 2 .7
Green Dot Corp. , Class A .... 7,737 69,710 7 .2
105,013
Shares Value
% of Basket
Value
Insurance
Genworth Financial, Inc. , Class
A .................. 9,298 $ 57,369 5 .9%
Horace Mann Educators Corp. 286 10,533 1 .1
67,902
Office REITs
Douglas Emmett, Inc. ...... 2,627 35,596 3 .7
SL Green Realty Corp. ...... 2,190 98,441 10 .1
134,037
Financial Services
Radian Group, Inc. ........ 1,180 34,197 3 .5
Total Reference Entity — Long ............ 969,806
Net Value of Reference Entity — HSBC Bank plc $ 969,806
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bank of Hawaii Corp. ....... 134 8,473 1 .1
CVB Financial Corp. ....... 446 7,479 1 .0
First Bancorp ............ 1,894 35,669 4 .9
NBT Bancorp, Inc. ......... 1,225 43,573 5 .9
WaFd, Inc. .............. 535 15,536 2 .1
110,730
Insurance
Assurant, Inc. ............ 50 8,398 1 .1
Employers Holdings, Inc. .... 416 17,356 2 .4
Genworth Financial, Inc. , Class
A .................. 2,607 16,085 2 .2
Horace Mann Educators Corp. 2,747 101,172 13 .8
143,011
Consumer Finance
Green Dot Corp. , Class A .... 16,621 149,755 20 .4
Financial Services
Jackson Financial, Inc. , Class A 5,961 298,467 40 .6
Capital Markets
Moelis & Co. , Class A ...... 305 16,766 2 .3
Office REITs
Brandywine Realty Trust .... 3,344 15,851 2 .2
Total Reference Entity — Long ............ 734,580
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 734,580

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 1,166 $ (28,876)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 1,166 $ — $ — $ — $ 1,166
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 37,433 — — — 37,433
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 28,876 — — — 28,876
$ — $ — $ 66,309 $ — $ — $ — $ 66,309
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 140,832 $ — $ — $ — $ 140,832
Swaps .............................. — — (91,637) — — — (91,637)
$ — $ — $ 49,195 $ — $ — $ — $ 49,195
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (86,898) $ — $ — $ — $ (86,898)
Swaps .............................. — — (167,649) — — — (167,649)
$ — $ — $ (254,547) $ — $ — $ — $ (254,547)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,147,586
Total return swaps
Average notional value ............................................................................................... $ 1,578,215

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 50,784
Swaps — OTC
(a)
.................................................................................... 1,166 28,876
Total d erivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,166 $ 79,660
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (50,784)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,166 $ 28,876
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
(b)
Goldman Sachs Bank USA ......................... $ 1,166 $ — $ — $ — $ 1,166
$ 1,166 $ — $ — $ — $ 1,166
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
(c)
HSBC Bank plc ................................. $ 20,147 $ — $ — $ — $ 20,147
JPMorgan Chase Bank NA ......................... 8,729 — — — 8,729
$ 28,876 $ — $ — $ — $ 28,876
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 848,737,342 $ — $ — $ 848,737,342
Short-Term Securities
Money Market Funds ...................................... 83,608,294 — — 83,608,294
$ 932,345,636 $ — $ — $ 932,345,636
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 1,166 $ — $ 1,166
Liabilities
Equity contracts ........................................... (37,433) (28,876) — (66,309)
$ (37,433) $ (27,710) $ — $ (65,143)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 5.9%
Arcellx, Inc.
(a)
...................... 2,580 $ 159,547
Arcturus Therapeutics Holdings, Inc.
(a)
...... 1,782 58,753
Arcus Biosciences, Inc.
(a)
............... 3,537 53,550
Beam Therapeutics, Inc.
(a) (b)
............. 5,044 123,074
BioCryst Pharmaceuticals, Inc.
(a)
.......... 14,585 77,300
Blueprint Medicines Corp.
(a) (b)
............ 4,358 346,592
Deciphera Pharmaceuticals, Inc.
(a)
........ 3,561 50,994
Dynavax Technologies Corp.
(a)
........... 9,374 121,112
Editas Medicine, Inc.
(a)
................ 5,934 41,716
Exelixis, Inc.
(a)
...................... 22,226 483,638
Geron Corp.
(a)
...................... 33,638 61,894
Gilead Sciences, Inc. ................. 91,401 7,153,042
Incyte Corp.
(a)
...................... 16,289 957,305
Intellia Therapeutics, Inc.
(a)
............. 6,427 153,091
Iovance Biotherapeutics, Inc.
(a)
........... 14,626 113,059
Moderna, Inc.
(a)
..................... 24,330 2,458,546
Novavax, Inc.
(a) (b)
.................... 8,201 32,804
Regeneron Pharmaceuticals, Inc.
(a)
........ 7,654 7,216,038
REVOLUTION Medicines, Inc.
(a)
.......... 10,848 301,032
Sarepta Therapeutics, Inc.
(a)
............ 6,499 773,316
SpringWorks Therapeutics, Inc.
(a)
......... 3,544 156,397
Twist Bioscience Corp.
(a)
............... 4,041 130,928
Vir Biotechnology, Inc.
(a)
............... 6,451 60,639
Xencor, Inc.
(a)
...................... 4,346 81,270
21,165,637
Broadline Retail — 6.0%
Amazon.com, Inc.
(a)
.................. 88,257 13,697,486
Coupang, Inc. , Class A
(a)
............... 72,774 1,018,836
eBay, Inc. ......................... 33,113 1,359,951
Etsy, Inc.
(a) (b)
....................... 7,580 504,525
MercadoLibre, Inc.
(a)
.................. 2,878 4,926,589
21,507,387
Capital Markets — 0.3%
AssetMark Financial Holdings, Inc.
(a)
....... 515 15,795
Coinbase Global, Inc. , Class A
(a)
.......... 3,997 512,415
Donnelley Financial Solutions, Inc.
(a)
....... 688 42,739
MarketAxess Holdings, Inc. ............. 890 200,704
Open Lending Corp. , Class A
(a)
........... 2,411 17,697
Tradeweb Markets, Inc. , Class A .......... 2,713 258,793
Virtu Financial, Inc. , Class A ............. 2,032 34,117
1,082,260
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 96,778 117,101
Communications Equipment — 0.4%
Calix, Inc.
(a)
........................ 6,375 211,522
Juniper Networks, Inc. ................ 34,686 1,281,995
1,493,517
Consumer Finance — 0.1%
Enova International, Inc.
(a)
.............. 667 36,305
OneMain Holdings, Inc. ................ 2,819 134,185
SoFi Technologies, Inc.
(a) (b)
............. 21,116 165,338
Upstart Holdings, Inc.
(a) (b)
............... 1,730 54,945
World Acceptance Corp.
(a)
.............. 127 16,676
407,449
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.
(a)
............. 48,063 58,637
Electrical Equipment — 0.5%
AMETEK, Inc. ...................... 11,329 1,835,864
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ...................... 8,487 $ 306,720
MicroVision, Inc.
(a) (b)
.................. 9,704 23,096
PAR Technology Corp.
(a)
............... 656 29,874
359,690
Entertainment — 3.4%
Netflix, Inc.
(a)
....................... 21,264 11,995,235
Financial Services — 7.6%
Affirm Holdings, Inc. , Class A
(a)
........... 5,361 217,174
AvidXchange Holdings, Inc.
(a)
............ 3,695 40,497
Block, Inc. , Class A
(a)
................. 12,866 836,419
Euronet Worldwide, Inc.
(a)
.............. 1,036 103,237
Fidelity National Information Services, Inc. ... 14,077 876,434
Fiserv, Inc.
(a)
....................... 14,223 2,017,817
FleetCor Technologies, Inc.
(a)
............ 1,615 468,237
Flywire Corp.
(a)
..................... 2,759 58,960
Global Payments, Inc. ................ 6,163 821,096
Jack Henry & Associates, Inc. ........... 1,724 285,891
Marqeta, Inc. , Class A
(a)
............... 9,126 54,847
Mastercard, Inc. , Class A ............... 19,859 8,921,259
Payoneer Global, Inc.
(a)
................ 5,992 28,043
PayPal Holdings, Inc.
(a)
................ 25,525 1,565,959
Repay Holdings Corp. , Class A
(a)
......... 1,966 15,413
Shift4 Payments, Inc. , Class A
(a) (b)
......... 1,337 96,010
Toast, Inc. , Class A
(a)
................. 8,523 151,454
Visa, Inc. , Class A ................... 38,260 10,454,928
WEX, Inc.
(a) (b)
....................... 1,024 209,295
27,222,970
Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.
(a)
................ 17,228 6,515,974
Household Durables — 0.0%
iRobot Corp.
(a)
...................... 1,292 17,571
Interactive Media & Services — 8.8%
(a)
Alphabet, Inc. , Class A ................ 98,411 13,787,381
Bumble, Inc. , Class A ................. 4,731 64,909
fuboTV, Inc. ....................... 13,823 34,419
Meta Platforms, Inc. , Class A ............ 39,949 15,585,703
Pinterest, Inc. , Class A ................ 28,435 1,065,460
Snap, Inc. , Class A, NVS ............... 50,893 808,690
Vimeo, Inc. ........................ 8,942 35,500
31,382,062
IT Services — 3.0%
(a)
Akamai Technologies, Inc.
(b)
............. 16,312 2,010,128
Couchbase, Inc. .................... 2,039 50,975
DigitalOcean Holdings, Inc. ............. 3,172 106,960
Fastly, Inc. , Class A
(b)
................. 7,685 154,622
GoDaddy, Inc. , Class A ................ 6,881 733,927
MongoDB, Inc. , Class A ............... 4,392 1,759,084
Okta, Inc. , Class A ................... 16,875 1,394,719
Snowflake, Inc. , Class A ............... 19,290 3,773,896
Twilio, Inc. , Class A .................. 10,988 772,786
10,757,097
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a) (b)
....... 15,555 86,486
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb, Inc., 12.50 Earnout Shares , NVS ... 934 —
OmniAb, Inc., 15.00 Earnout Shares , NVS ... 934 —
—

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.1%
(a)
3D Systems Corp.
(b)
.................. 6,153 $ 29,473
Proto Labs, Inc. ..................... 1,326 47,855
Symbotic, Inc. , Class A
(b)
............... 1,638 70,483
147,811
Media — 0.2%
Paramount Global , Class B, NVS ......... 28,339 413,466
Sirius XM Holdings, Inc.
(b)
.............. 30,488 155,184
568,650
Pharmaceuticals — 4.3%
Ligand Pharmaceuticals, Inc.
(a)
........... 1,203 87,940
Merck & Co., Inc. .................... 125,426 15,148,952
15,236,892
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp. ........ 14,113 1,986,687
Broadridge Financial Solutions, Inc. ....... 2,780 567,676
CACI International, Inc. , Class A
(a)
........ 2,426 833,889
Science Applications International Corp. .... 5,778 737,620
SS&C Technologies Holdings, Inc. ........ 5,113 311,995
4,437,867
Semiconductors & Semiconductor Equipment — 17.4%
Advanced Micro Devices, Inc.
(a)
.......... 78,774 13,209,612
Analog Devices, Inc. .................. 24,359 4,685,697
Intel Corp. ........................ 207,633 8,944,830
Lattice Semiconductor Corp.
(a) (b)
.......... 6,700 407,762
Microchip Technology, Inc. .............. 26,094 2,222,687
NVIDIA Corp. ...................... 27,750 17,073,743
QUALCOMM, Inc. ................... 54,787 8,136,417
Silicon Laboratories, Inc.
(a)
.............. 1,526 188,247
Texas Instruments, Inc. ................ 44,688 7,155,443
62,024,438
Software — 31.3%
A10 Networks, Inc. ................... 7,581 101,358
ACI Worldwide, Inc.
(a)
................. 2,522 75,836
Adobe, Inc.
(a)
....................... 21,186 13,088,287
Alarm.com Holdings, Inc.
(a)
............. 5,202 316,386
Alkami Technology, Inc.
(a)
.............. 1,177 28,978
Altair Engineering, Inc. , Class A
(a) (b)
........ 2,646 224,963
Alteryx, Inc. , Class A
(a)
................ 3,877 184,002
ANSYS, Inc.
(a)
...................... 4,271 1,400,162
Appian Corp. , Class A
(a)
............... 2,619 85,458
Atlassian Corp. , Class A
(a) (b)
............. 9,822 2,453,241
Autodesk, Inc.
(a)
..................... 10,497 2,664,243
AvePoint, Inc. , Class A
(a)
............... 6,200 47,740
Bentley Systems, Inc. , Class B ........... 10,208 514,483
BILL Holdings, Inc.
(a)
.................. 2,459 191,925
BlackLine, Inc.
(a)
.................... 1,179 69,184
C3.ai, Inc. , Class A
(a) (b)
................ 6,460 160,079
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 4,707 51,730
Clear Secure, Inc. , Class A ............. 9,212 175,304
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 2,073 39,076
CommVault Systems, Inc.
(a)
............. 2,741 251,295
Confluent, Inc. , Class A
(a) (b)
............. 13,223 295,666
Crowdstrike Holdings, Inc. , Class A
(a)
....... 24,439 7,148,407
Dropbox, Inc. , Class A
(a)
............... 16,245 514,642
Everbridge, Inc.
(a)
.................... 4,367 97,646
Fortinet, Inc.
(a)
...................... 69,856 4,505,013
Freshworks, Inc. , Class A
(a)
............. 10,089 223,976
Gitlab, Inc. , Class A
(a)
................. 6,083 432,562
Guidewire Software, Inc.
(a)
.............. 1,943 216,994
HubSpot, Inc.
(a)
..................... 3,079 1,881,269
Informatica, Inc. , Class A
(a)
............. 7,984 239,520
Intapp, Inc.
(a) (b)
...................... 1,174 50,576
Security
Shares
Shares Value
Software (continued)
Intuit, Inc. ......................... 6,493 $ 4,099,226
Matterport, Inc. , Class A
(a)
.............. 11,876 26,721
Microsoft Corp. ..................... 34,650 13,776,147
MicroStrategy, Inc. , Class A
(a) (b)
........... 798 399,966
nCino, Inc.
(a) (b)
...................... 1,491 46,937
Nutanix, Inc. , Class A
(a)
................ 15,548 873,798
Oracle Corp. ....................... 101,555 11,343,693
Palo Alto Networks, Inc.
(a)
.............. 34,223 11,584,828
Pegasystems, Inc. ................... 2,548 124,189
Progress Software Corp. ............... 2,790 158,500
Q2 Holdings, Inc.
(a)
................... 1,329 56,549
Qualys, Inc.
(a)
...................... 3,947 746,654
Rapid7, Inc.
(a)
...................... 6,591 362,703
Salesforce, Inc.
(a)
.................... 49,910 14,029,202
SentinelOne, Inc. , Class A
(a)
............. 25,087 672,332
ServiceNow, Inc.
(a)
................... 13,048 9,986,939
Splunk, Inc.
(a)
...................... 9,889 1,516,676
Sprinklr, Inc. , Class A
(a)
................ 6,411 80,009
Tenable Holdings, Inc.
(a)
............... 12,631 594,920
Teradata Corp.
(a)
.................... 6,141 283,591
Varonis Systems, Inc.
(a)
................ 11,570 519,262
Vertex, Inc. , Class A
(a)
................. 1,137 27,584
Workiva, Inc. , Class A
(a)
................ 1,134 105,394
Zscaler, Inc.
(a)
...................... 9,700 2,285,999
Zuora, Inc. , Class A
(a)
................. 8,572 78,348
111,510,168
Specialized REITs — 2.5%
Digital Realty Trust, Inc. ............... 19,345 2,717,199
Equinix, Inc. ....................... 5,989 4,969,492
Iron Mountain, Inc. ................... 18,531 1,251,213
8,937,904
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc. ........................ 67,855 12,512,462
HP, Inc. .......................... 63,109 1,811,859
NetApp, Inc. ....................... 13,146 1,146,331
Pure Storage, Inc. , Class A
(a) (b)
........... 18,722 748,693
Western Digital Corp.
(a)
................ 20,639 1,181,583
17,400,928
Total Long-Term Investments — 99 .9%
(Cost: $ 278,963,505 ) .............................. 356,269,595
Short-Term Securities
Money Market Funds — 2.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(f)
.................. 6,733,481 6,737,521
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% ................... 478,903 478,903
Total Short-Term Securities — 2 .0%
(Cost: $ 7,214,692 ) ............................... 7,216,424
Total Investments — 101 .9%
(Cost: $ 286,178,197 ) .............................. 363,486,019
Liabilities in Excess of Other Assets — (1.9) % ............. (6,739,101)
Net Assets — 100.0% ...............................
$ 356,746,918

2024
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 15,736,390 $ — $ (9,003,289)
(a)
$ 1,951 $ 2,469 $ 6,737,521 6,733,481 $ 29,613
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 413,027 65,876
(a)
— — — 478,903 478,903 9,795 —
$ 1,951 $ 2,469 $ 7,216,424 $ 39,408 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 1 03/15/24 $ 345 $ 8,362
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 8,362 $ — $ — $ — $ 8,362
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (9,090) $ — $ — $ — $ (9,090)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (9,232) $ — $ — $ — $ (9,232)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 255,843
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 356,269,595 $ — $ — $ 356,269,595
Short-Term Securities
Money Market Funds ...................................... 7,216,424 — — 7,216,424
$ 363,486,019 $ — $ — $ 363,486,019
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 8,362 $ — $ — $ 8,362
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
January 31, 2024
2024
iShares Annual Report to Shareholders

See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 856,331,777 $ 1,578,481,228 $ 848,737,342 $ 356,269,595
Investments, at value — affiliated
(c)
............................................ 28,773,284 26,866,086 83,608,294 7,216,424
Cash ............................................................... 2,192 — — —
Cash pledged:
Futures contracts ...................................................... 103,000 253,000 136,000 20,000
Receivables: – – – –
Investment s sold ...................................................... 106,201 — — —
Securities lending income — affiliated ........................................ 4,441 2,960 17,674 7,940
Swaps   ............................................................ — — 9,532 —
Capital shares sold ..................................................... — — 251,640 —
Dividends — unaffiliated ................................................. 401,537 1,376,733 317,364 71,036
Dividends — affiliated ................................................... 6,758 14,164 16,256 1,909
Unrealized appreciation on: – – – –
OTC swaps .......................................................... — — 1,166 —
Total a ssets ...........................................................
885,729,190 1,606,994,171 933,095,268 363,586,904
LIABILITIES
Collateral on securities loaned ............................................... 27,532,731 19,486,814 79,737,272 6,745,348
Payables: – – – –
Capital shares redeemed ................................................. — 26,353 — —
Investment advisory fees ................................................. 145,282 106,938 106,693 87,694
Variation margin on futures contracts ......................................... 25,463 77,888 50,784 6,944
Unrealized depreciation on: – – – –
OTC swaps .......................................................... — — 28,876 —
Total li abilities ..........................................................
27,703,476 19,697,993 79,923,625 6,839,986
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 858,025,714 $ 1,587,296,178 $ 853,171,643 $ 356,746,918
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 917,611,080 $ 1,414,471,859 $ 895,376,443 $ 299,433,890
Accumulated earnings (loss) ................................................ (59,585,366) 172,824,319 (42,204,800) 57,313,028
NET ASSETS ..........................................................
$ 858,025,714 $ 1,587,296,178 $ 853,171,643 $ 356,746,918
NET ASSET VALUE
Shares outstanding ......................................................
24,250,000 32,300,000 14,800,000 7,950,000
Net asset value .........................................................
$ 35.38 $ 49.14 $ 57.65 $ 44.87
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 776,875,743 $ 1,319,940,453 $ 772,459,197 $ 278,963,505
(b)
  Securities loaned, at value ............................................ $ 26,671,116 $ 18,903,659 $ 75,926,597 $ 6,394,862
(c)
  Investments, at cost — affiliated ......................................... $ 28,753,623 $ 26,422,779 $ 83,584,199 $ 7,214,692

Statements of Operations
(unaudited)

Six Months Ended January 31, 2024

Financial Statements
See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 8,396,632 $ 12,339,349 $ 6,827,413 $ 796,804
Dividends — affiliated ................................................... 44,100 134,776 80,579 9,795
Interest — unaffiliated ................................................... 5,767 5,894 4,359 1,201
Securities lending income — affiliated — net ................................... 370,732 47,192 221,597 29,613
Foreign taxes withheld .................................................. — (7,559) (16,695) —
Total investment income ...................................................
8,817,231 12,519,652 7,117,253 837,413
EXPENSES
Investment advisory .................................................... 823,241 584,880 584,739 628,244
Total e xpenses .........................................................
823,241 584,880 584,739 628,244
Less: – – – –
Investment advisory fees waived ........................................... — — — (157,061)
Total ex penses after fees waived .............................................
823,241 584,880 584,739 471,183
Net investment income ....................................................
7,993,990 11,934,772 6,532,514 366,230
REALIZED AND UNREALIZED GAIN (LOSS) $ 5,478,867 $ 102,800,967 $ 11,668,769 $ 41,690,019
Net realized gain (loss) from:
Investments — unaffiliated ............................................. (20,101,809) 861,069 (1,375,824) (3,766,020)
Investments — affiliated ............................................... 792 5,410 1,425 1,951
Foreign currency transactions ........................................... — 252 — —
Futures contracts .................................................... 27,775 (317) 140,832 (9,090)
In-kind redemptions — unaffiliated
(a)
....................................... 1,834,338 16,056,050 1,454,128 4,478,983
In-kind redemptions — affiliated
(a)
......................................... — 15,099 — —
Swaps   .......................................................... — — (91,637) —
(18,238,904) 16,937,563 128,924 705,824
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 23,804,353 85,653,671 11,772,001 40,990,957
Investments — affiliated ............................................... 9,126 171,153 22,391 2,469
Futures contracts .................................................... (95,708) 38,581 (86,898) (9,232)
Swaps   .......................................................... — — (167,649) —
23,717,771 85,863,405 11,539,845 40,984,194
Net realized and unrealized gain .............................................
5,478,867 102,800,968 11,668,769 41,690,018
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 13,472,857 $ 114,735,740 $ 18,201,283 $ 42,056,248
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
iShares Semi-Annual Report to Shareholders

See notes to financial statements.
iShares MSCI USA Small-Cap Min Vol Factor
ETF iShares U.S. Equity Factor ETF
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 7,993,990 $ 15,341,638 $ 11,934,772 $ 21,254,678
Net realized gain (loss) ............................................ (18,238,904) (25,851,619) 16,937,563 17,639,283
Net change in unrealized appreciation (depreciation) ........................ 23,717,771 11,140,703 85,863,405 127,105,160
Net increase in net assets resulting from operations ...........................
13,472,857 630,722 114,735,740 165,999,121
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(8,081,808) (14,809,861) (12,397,286) (20,833,016)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................
24,348,237 72,297,641 53,947,129 113,868,885
NET ASSETS
Total increase in net assets ........................................... 29,739,286 58,118,502 156,285,583 259,034,990
Beginning of period ................................................
828,286,428 770,167,926 1,431,010,595 1,171,975,605
End of period ....................................................
$ 858,025,714 $ 828,286,428 $ 1,587,296,178 $ 1,431,010,595
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector
ETF
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,532,514 $ 14,812,348 $ 366,230 $ 1,588,951
Net realized gain ................................................ 128,924 82,232,494 705,824 45,206,708
Net change in unrealized appreciation (depreciation) ........................ 11,539,845 (7,516,469) 40,984,194 42,362,795
Net increase in net assets resulting from operations ...........................
18,201,283 89,528,373 42,056,248 89,158,454
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(3,688,771) (14,979,392) (348,009) (1,590,805)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
23,790,686 (250,139,646) (2,151,233) (116,096,855)
NET ASSETS
Total increase (decrease) in net assets ................................... 38,303,198 (175,590,665) 39,557,006 (28,529,206)
Beginning of period ................................................
814,868,445 990,459,110 317,189,912 345,719,118
End of period ....................................................
$ 853,171,643 $ 814,868,445 $ 356,746,918 $ 317,189,912
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Report to Shareholders

iShares MSCI USA Small-Cap Min Vol Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ................
$ 35.17  $ 35.91  $ 37.96  $ 29.91  $ 34.10  $ 31.53
Net investment income
(a)
........................
0 .33  0 .68  0 .47  0 .40  0 .54  0 .60
Net realized and unrealized gain (loss)
(b)
..............
0.22  (0.76) (2.04) 8.09  (4.17) 2.48
Net increase (decrease) from investment operations ....... 0.55  (0.08) (1.57) 8.49  (3.63) 3.08
Distributions from net investment income
(c)
.............. (0.34) (0.66) (0.48) (0.44) (0.56) (0.51)
Net asset value, end of period ..................... $ 35.38  $ 35.17  $ 35.91  $ 37.96  $ 29.91  $ 34.10
Total Return
(d)
— — — — — —
Based on net asset value ......................... 1.60%
(e)
(0.12)% (4.17)% 28.66% (10.73)% 9.91%
Ratios to Average Net Assets
(f)
Total expen ses ................................
0.20%
(g)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................
1.94%
(g)
1.96% 1.27% 1.16% 1.72% 1.85%
Supplemental Data
Net assets, end of period (000) ..................... $ 858,026  $ 828,286  $ 770,168  $ 872,986  $ 829,866  $ 211,435
Portfolio turnover rate
(h)
........................... 23% 58% 51% 50% 43% 48%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Equity Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .................
$ 46.09  $ 41.49  $ 43.64  $ 32.57  $ 32.13  $ 33.01
Net investment income
(a)
.........................
0.37  0.72  0.65  0.46  0.57  0.58
Net realized and unrealized gain (loss)
(b)
...............
3.07  4.59  (2.19) 11.03  0.50  (0.55)
Net increase (decrease) from investment operations ........ 3.44  5.31  (1.54) 11.49  1.07  0.03
Distributions from net investment income
(c)
............... (0.39) (0.71) (0.61) (0.42) (0.63) (0.91)
Net asset value, end of period ...................... $ 49.14  $ 46.09  $ 41.49  $ 43.64  $ 32.57  $ 32.13
Total Return
(d)
— — — — — —
Based on net asset value .......................... 7.55%
(e)
13.09% (3.58)% 35.53% 3.50% 0.38%
Ratios to Average Net Assets
(f)
Total expenses .................................
0.08%
(g)
0.08% 0.16% 0.20% 0.20% 0.20%
Net investment income ............................
1.63%
(g)
1.75% 1.50% 1.20% 1.79% 1.84%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,587,296  $ 1,431,011  $ 1,171,976  $ 1,095,476  $ 832,254  $ 1,049,184
Portfolio turnover rate
(h)
............................ 11% 21% 95% 43% 42% 45%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Report to Shareholders

iShares U.S. Small-Cap Equity Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ................
$ 56.59  $ 51.72  $ 54.65  $ 37.38  $ 40.96  $ 42.97
Net investment income
(a)
........................
0.45  0.81  0.56  0.42  0.49  0.53
Net realized and unrealized gain (loss)
(b)
..............
0.87  4.87  (2.84) 17.43  (3.53) (2.04)
Net increase (decrease) from investment operations ....... 1.32  5.68  (2.28) 17.85  (3.04) (1.51)
Distributions from net investment income
(c)
.............. (0.26) (0.81) (0.65) (0.58) (0.54) (0.50)
Net asset value, end of period ..................... $ 57.65  $ 56.59  $ 51.72  $ 54.65  $ 37.38  $ 40.96
Total Return
(d)
— — — — — —
Based on net asset value ......................... 2.38%
(e)
11.23% (4.23)% 48.13% (7.39)% (3.45)%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.15%
(g)
0.21% 0.30% 0.30% 0.30% 0.30%
Net investment income ...........................
1.68%
(g)
1.58% 1.04% 0.87% 1.31% 1.31%
Supplemental Data
Net assets, end of period (000) ..................... $ 853,172  $ 814,868  $ 990,459  $ 1,016,441  $ 540,110  $ 258,075
Portfolio turnover rate
(h)
........................... 12% 108% 46% 46% 48% 45%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Tech Breakthrough Multisector ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
01/08/20
(a)
to 07/31/20
Net asset value, beginning of period ..............................
$ 39.40  $ 30.87  $ 41.17  $ 30.72  $ 25.21
Net investment income
(b)
......................................
0 .05  0 .15  0 .15  0 .15  0 .07
Net realized and unrealized gain (loss)
(c)
............................
5.46  8.53  (10.29) 10.48  5.60
Net increase (decrease) from investment operations ..................... 5.51  8.68  (10.14) 10.63  5.67
Distributions
(d)
– – – – –
From net investment income ...................................
( 0 .04 ) ( 0 .15 ) ( 0 .16 ) ( 0 .15 ) ( 0 .16 )
From net realized gain ........................................
—  —  —  ( 0 .03 ) —
Total distributions ............................................ (0.04) (0.15) (0.16) (0.18) (0.16)
Net asset value, end of period ................................... $ 44.87  $ 39.40  $ 30.87  $ 41.17  $ 30.72
Total Return
(e)
— — — — —
Based on net asset value ....................................... 14.02%
(f)
28.28% (24.71)% 34.72% 22.73%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..............................................
0.40%
(h)
0.40% 0.40% 0.40% 0.40%
(h)
Total expenses after fees waived ..................................
0.30%
(h)
0.30% 0.30% 0.30% 0.30%
(h)
Net investment income .........................................
0.23%
(h)
0.47% 0.41% 0.43% 0.43%
(h)
Supplemental Data
Net assets, end of period (000) ................................... $ 356,747  $ 317,190  $ 345,719  $ 432,317  $ 344,073
Portfolio turnover rate
(i)
......................................... 11% 21% 10% 11% 12%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
iShares Semi-Annual Report to Shareholders

1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  January 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
MSCI USA Small-Cap Min Vol Factor ....................................................................................... Diversified
U.S. Equity Factor .................................................................................................... Diversified
U.S. Small-Cap Equity Factor ............................................................................................ Diversified
U.S. Tech Breakthrough Multisector ........................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Report to Shareholders

but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
MSCI USA Small-Cap Min Vol Factor
Barclays Bank plc ...................................... $ 909,612 $ (909,612) $ – $ –
BNP Paribas SA ....................................... 8,910,078 (8,910,078) – –
Citadel Clearing LLC .................................... 289,562 (289,562) – –
Citigroup Global Markets, Inc. .............................. 799,622 (799,622) – –
J.P. Morgan Securities LLC ............................... 7,448,449 (7,448,449) – –
Jefferies LLC ......................................... 10,676 (10,676) – –
Morgan Stanley ....................................... 1,051,227 (1,051,227) – –
RBC Capital Markets LLC ................................ 2,565,692 (2,565,692) – –
SG Americas Securities LLC .............................. 889,185 (889,185) – –
State Street Bank & Trust Co. .............................. 562,505 (562,505) – –
Toronto-Dominion Bank (The) .............................. 1,947,855 (1,947,855) – –
UBS AG ............................................ 38,801 (38,801) – –
UBS Securities LLC .................................... 7,563 (7,563) – –
Wells Fargo Bank NA ................................... 1,161,731 (1,161,731) – –
Wells Fargo Securities LLC ............................... 78,558 (78,558) – –
$ 26,671,116 $ (26,671,116) $ – $ –
U.S. Equity Factor
Barclays Bank plc ...................................... $ 622,426 $ (622,426) $ – $ –
BNP Paribas SA ....................................... 4,629,697 (4,629,697) – –
HSBC Bank plc ....................................... 38,670 (38,670) – –
J.P. Morgan Securities LLC ............................... 7,399,115 (7,399,115) – –
Morgan Stanley ....................................... 5,239,668 (5,239,668) – –
RBC Capital Markets LLC ................................ 328,477 (328,477) – –
UBS AG ............................................ 645,606 (645,606) – –
$ 18,903,659 $ (18,903,659) $ – $ –
U.S. Small-Cap Equity Factor
Barclays Bank plc ...................................... $ 1,453,905 $ (1,453,905) $ – $ –
BNP Paribas SA ....................................... 12,207,683 (12,207,683) – –
BofA Securities, Inc. .................................... 6,815,099 (6,815,099) – –
Citadel Clearing LLC .................................... 2,951,196 (2,951,196) – –
Citigroup Global Markets, Inc. .............................. 2,601,383 (2,601,383) – –
Goldman Sachs & Co. LLC ............................... 15,655,787 (15,655,787) – –
HSBC Bank plc ....................................... 2,651,846 (2,651,846) – –
J.P. Morgan Securities LLC ............................... 13,693,402 (13,693,402) – –
Jefferies LLC ......................................... 90,694 (90,694) – –
National Financial Services LLC ............................ 850,274 (850,274) – –
Natixis SA ........................................... 1,256,292 (1,256,292) – –
RBC Capital Markets LLC ................................ 2,385,999 (2,385,999) – –
Scotia Capital (USA), Inc. ................................ 3,920,088 (3,920,088) – –
SG Americas Securities LLC .............................. 23,575 (23,575) – –
State Street Bank & Trust Co. .............................. 384,813 (384,813) – –
UBS AG ............................................ 7,466,458 (7,466,458) – –
UBS Securities LLC .................................... 398 (398) – –
Virtu Americas LLC ..................................... 601,300 (601,300) – –
Wells Fargo Bank NA ................................... 243,282 (243,282) – –

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the U.S. Small-Cap Equity Factor to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Small-Cap Equity Factor (continued)
Wells Fargo Securities LLC ............................... 673,123 (673,123) – –
$ 75,926,597 $ (75,926,597) $ – $ –
U.S. Tech Breakthrough Multisector
Barclays Bank plc ...................................... $ 98,826 $ (98,826) $ – $ –
Barclays Capital, Inc. ................................... 148,959 (148,959) – –
BNP Paribas SA ....................................... 43,589 (43,589) – –
BofA Securities, Inc. .................................... 40,824 (40,824) – –
Citadel Clearing LLC .................................... 396,501 (396,501) – –
Citigroup Global Markets, Inc. .............................. 1,956,944 (1,956,944) – –
J.P. Morgan Securities LLC ............................... 1,024,065 (1,024,065) – –
Morgan Stanley ....................................... 1,527,812 (1,527,812) – –
Scotia Capital (USA), Inc. ................................ 133,396 (133,396) – –
State Street Bank & Trust Co. .............................. 305,438 (305,438) – –
UBS AG ............................................ 718,508 (718,508) – –
$ 6,394,862 $ (6,394,862) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Report to Shareholders

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers : BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares U.S. Tech Breakthrough Multisector ETF, BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.30%, and currently intends to keep such voluntary fee waiver for the Fund in place through December 31, 2024. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
iShares ETF Investment Advisory Fees
MSCI USA Small-Cap Min Vol Factor .................................................................................... 0.20%
U.S. Equity Factor ................................................................................................. 0.08
U.S. Small-Cap Equity Factor ......................................................................................... 0.15
U.S. Tech Breakthrough Multisector ..................................................................................... 0.40

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
U.S. Tech Breakthrough Multisector ........................................................................................ $ 157,061
iShares ETF Amounts
MSCI USA Small-Cap Min Vol Factor ........................................................................................... $ 92,303
U.S. Equity Factor ........................................................................................................ 15,601
U.S. Small-Cap Equity Factor ................................................................................................ 63,421
U.S. Tech Breakthrough Multisector ............................................................................................ 9,168
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Small-Cap Min Vol Factor ........................................................ $ 19,336,164 $ 7,754,552 $ (1,447,022)
U.S. Equity Factor ..................................................................... 54,392,917 59,649,596 (1,092,620)
U.S. Small-Cap Equity Factor ............................................................. 16,030,337 21,021,408 (41,219)
U.S. Tech Breakthrough Multisector ......................................................... 12,281,541 16,714,018 (4,021,960)

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Report to Shareholders

7. Purchases and Sales
For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
iShares ETF Purchases Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 185,110,854 $ 184,295,517
U.S. Equity Factor ..................................................................................... 157,860,821 159,345,186
U.S. Small-Cap Equity Factor ............................................................................. 97,267,767 94,775,035
U.S. Tech Breakthrough Multisector ......................................................................... 35,918,105 36,104,398
iShares ETF
In-kind
Purchases
In-kind
Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 32,848,348 $ 9,566,531
U.S. Equity Factor ..................................................................................... 111,323,687 57,749,022
U.S. Small-Cap Equity Factor ............................................................................. 35,237,575 12,554,061
U.S. Tech Breakthrough Multisector ......................................................................... 16,374,912 18,409,874
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified
 Late-Year
Capital Losses
MSCI USA Small-Cap Min Vol Factor ......................................................................... $ (119,139,198) $ —
U.S. Equity Factor ...................................................................................... (103,335,460) —
U.S. Small-Cap Equity Factor .............................................................................. (107,699,072) (1,773,671)
U.S. Tech Breakthrough Multisector .......................................................................... (20,026,677) —
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Small-Cap Min Vol Factor .................................... $ 807,886,333 $ 117,573,839 $ (40,408,843) $ 77,164,996
U.S. Equity Factor ................................................. 1,348,113,959 307,504,007 (50,124,793) 257,379,214
U.S. Small-Cap Equity Factor ......................................... 867,795,813 120,579,699 (56,095,019) 64,484,680
U.S. Tech Breakthrough Multisector ..................................... 286,892,525 97,253,853 (20,651,997) 76,601,856

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Report to Shareholders

10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Min Vol Factor
Shares sold 1,000,000 $ 34,337,298 2,800,000 $ 96,635,404
Shares redeemed (300,000) (9,989,061) (700,000) (24,337,763)
700,000 $ 24,348,237 2,100,000 $ 72,297,641
U.S. Equity Factor
Shares sold 2,500,000 $ 112,107,409 7,600,000 $ 306,932,271
Shares redeemed (1,250,000) (58,160,280) (4,800,000) (193,063,386)
1,250,000 $ 53,947,129 2,800,000 $ 113,868,885
U.S. Small-Cap Equity Factor
Shares sold 650,000 $ 36,825,175 10,700,000 $ 567,660,550
Shares redeemed (250,000) (13,034,489) (15,450,000) (817,800,196)
400,000 $ 23,790,686 (4,750,000) $ (250,139,646)
U.S. Tech Breakthrough Multisector
Shares sold 400,000 $ 16,477,999 950,000 $ 35,779,584
Shares redeemed (500,000) (18,629,232) (4,100,000) (151,876,439)
(100,000) $ (2,151,233) (3,150,000) $ (116,096,855)

Statement Regarding Liquidity Risk Management Program
(unaudited)

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity
Factor ETF and iShares U.S. Tech Breakthrough Multisector ETF (the “Funds” or “ETFs”), each series of the Trust, which is reasonably designed to assess and manage each
Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in
Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
2024
iShares Semi-Annual Report to Shareholders

Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
MSCI USA Small-Cap Min Vol Factor ........ $ 0.337101 $ — $ — $ 0.337101 100% — % — % 100%
U.S. Small-Cap Equity Factor ............. 0.256889 — — 0.256889 100 — — 100
U.S. Tech Breakthrough Multisector ......... 0.043856 — — 0.043856 100 — — 100

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2024
iShares Semi-Annual Report to Shareholders

Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
Currency Abbreviation
USD United States Dollar

iS-SAR-720-0124
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., STOXX Ltd., or ICE Data
Indices LLC nor do these companies make any representation regarding the advisability of investing in the iShares
Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.

                                                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	March 21, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 21, 2024